UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

Class A Shares - FSMMX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Class A Shares of the FS Multi-Strategy Alternatives Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-a . You can also request this information by contacting us at 877-924-4766.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Multi-Strategy Alternatives Fund, Class A Shares	$109	2.19%

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,770,187	803	$11,570	310%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Securities Sold Short	-6.0%
Reverse Repurchase Agreements	-4.9%
Derivative Contracts (Net)	0.2%
Exchange-Traded Fund	0.5%
Short-Term Investment	0.6%
Preferred Stock	1.0%
U.S. Treasury Obligations	1.4%
Convertible Bonds	6.3%
Asset-Backed Securities	17.8%
Corporate Obligations	29.1%
Mortgage-Backed Securities	149.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA or FHLMC, 5.50%, 7/15/2055	95.7%
FNMA or FHLMC, 5.00%, 7/15/2038	19.4%
Barclays Bank, 0.000%, 12/29/25	9.0%
Barclays Bank, 0.000%, 12/29/25	2.9%
Clarios Global, Callable 08/02/25 @ $100.000, 8.500%, 05/15/27	0.7%
Neuberger Berman Loan Advisers CLO, Cl A2R	0.7%
Elmwood CLO II, Cl A2RR	0.6%
Swaption Payer, 4.40%, Jan 16, 35	0.6%
Northwoods Capital XII-B, Cl BR	0.6%
Frontier Communications Holdings, Callable 08/02/25 @ $101.469, 5.875%, 10/15/27	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-924-4766

  https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-a

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-924-4766 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FSMMX-SAR-2025

The Advisors' Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

Class I Shares - FSMSX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Class I Shares of the FS Multi-Strategy Alternatives Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-i. You can also request this information by contacting us at 877-924-4766.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Multi-Strategy Alternatives Fund, Class I Shares	$97	1.94%

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,770,187	803	$11,570	310%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Securities Sold Short	-6.0%
Reverse Repurchase Agreements	-4.9%
Derivative Contracts (Net)	0.2%
Exchange-Traded Fund	0.5%
Short-Term Investment	0.6%
Preferred Stock	1.0%
U.S. Treasury Obligations	1.4%
Convertible Bonds	6.3%
Asset-Backed Securities	17.8%
Corporate Obligations	29.1%
Mortgage-Backed Securities	149.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA or FHLMC, 5.50%, 7/15/2055	95.7%
FNMA or FHLMC, 5.00%, 7/15/2038	19.4%
Barclays Bank, 0.000%, 12/29/25	9.0%
Barclays Bank, 0.000%, 12/29/25	2.9%
Clarios Global, Callable 08/02/25 @ $100.000, 8.500%, 05/15/27	0.7%
Neuberger Berman Loan Advisers CLO, Cl A2R	0.7%
Elmwood CLO II, Cl A2RR	0.6%
Swaption Payer, 4.40%, Jan 16, 35	0.6%
Northwoods Capital XII-B, Cl BR	0.6%
Frontier Communications Holdings, Callable 08/02/25 @ $101.469, 5.875%, 10/15/27	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-924-4766

  https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-i

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-924-4766 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FSMSX-SAR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND III

2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FS MULTI-STRATEGY

ALTERNATIVES FUND

JUNE 30, 2025

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Consolidated Schedule of Investments	1
Glossary	77
Consolidated Statement of Assets and Liabilities	78
Consolidated Statement of Operations	80
Consolidated Statements of Changes in Net Assets	82
Consolidated Financial Highlights	84
Notes to Consolidated Financial Statements	88
Other Information (Form N-CSRS Items 8-11)	120

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $1,770,187 (000))
MORTGAGE-BACKED SECURITIES — 149.6%

	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — 1.2%
ACREC Trust, Ser 2021-FL1, Cl E
Callable 07/16/25 @ $100.000
7.429%, TSFR1M + 3.114%, 10/16/36(A)(B)		$1,030	$1,013
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl D
Callable 07/15/25 @ $100.000
7.304%, SOFR30A + 3.000%, 01/15/37(A)(B)		1,580	1,572
AREIT Trust, Ser 2022-CRE6, Cl D
7.151%, SOFR30A + 2.850%, 01/20/37(A)(B)		270	270
BRSP, Ser 2024-FL2, Cl D
Callable 08/19/26 @ $100.000
9.159%, TSFR1M + 4.841%, 08/19/37(A)(B)		2,000	1,990
MF1, Ser 2022-FL8, Cl A
Callable 07/17/25 @ $100.000
5.668%, TSFR1M + 1.350%, 02/19/37(A)(B)		7,282	7,282
PFP, Ser 2025-12, Cl A
Callable 12/18/27 @ $100.000
5.811%, TSFR1M + 1.489%, 12/18/42(A)(B)		10,000	9,980
			22,107

IRELAND — 0.4%
Hera Financing DAC, Ser 2024-1A, Cl A
6.137%, SONIA/N + 1.900%, 11/17/34(A)(B)	GBP	4,995	6,815

UNITED KINGDOM — 0.0%
Together Asset Backed Securitisation, Ser 2024-2ND1A, Cl E
Callable 01/20/28 @ $100.000
8.954%, SONIA/N + 4.730%, 08/20/55(A)(B)		100	141

UNITED STATES — 148.0%
245 Park Avenue Trust, Ser 2017-245P, Cl E
3.779%, 06/05/37(A)(B)		$1,960	1,832
A&D Mortgage Trust, Ser 2023-NQM4, Cl B1
Callable 10/25/26 @ $100.000
8.060%, 09/25/68(A)(B)		1,500	1,505
A&D Mortgage Trust, Ser 2024-NQM1, Cl B1
Callable 01/25/27 @ $100.000
8.499%, 02/25/69(A)(B)		4,000	4,041

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
A&D Mortgage Trust, Ser 2024-NQM2, Cl B1
Callable 04/25/27 @ $100.000
8.379%, 04/25/69(A)(B)	$1,807	$1,827
ACREC Trust, Ser 2025-FL3, Cl A
Callable 01/18/27 @ $100.000
5.625%, TSFR1M + 1.310%, 08/18/42(A)(B)	10,000	9,963
ADMT, Ser 2024-NQM6, Cl B1A
Callable 12/25/27 @ $100.000
7.297%, 01/25/70(A)(B)	1,918	1,951
ADMT, Ser 2024-NQM6, Cl B1B
Callable 12/25/27 @ $100.000
7.297%, 01/25/70(A)(B)	400	389
ADMT, Ser 2024-NQM6, Cl B2
Callable 12/25/27 @ $100.000
7.297%, 01/25/70(A)(B)	410	387
BAMLL Commercial Mortgage Securities Trust, Ser 2019-BPR, Cl ANM
3.112%, 11/05/32(A)	117	111
BDS, Ser 2024-FL13, Cl A
Callable 08/19/28 @ $100.000
5.894%, TSFR1M + 1.576%, 09/19/39(A)(B)	8,000	8,020
Benchmark Mortgage Trust, Ser 2020-B18, Cl AGNF
Callable 08/15/30 @ $100.000
4.139%, 07/15/53(A)	378	374
Benchmark Mortgage Trust, Ser 2025-V13, Cl HCD
Callable 02/15/30 @ $100.000
9.187%, 02/15/58(A)(B)	2,610	2,568
BRAVO Residential Funding Trust, Ser 2024-NQM1, Cl B2
Callable 01/25/27 @ $100.000
8.137%, 12/01/63(A)(B)	100	100
BRAVO Residential Funding Trust, Ser 2024-NQM3, Cl B2
Callable 03/25/27 @ $100.000
8.349%, 03/25/64(A)(B)	100	100
BSPRT Issuer, Ser 2024-FL11, Cl A
Callable 09/15/27 @ $100.000
5.950%, TSFR1M + 1.638%, 07/15/39(A)(B)	10,000	10,008
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl E
6.426%, TSFR1M + 2.114%, 09/15/36(A)(B)	6,777	6,745

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
6.826%, TSFR1M + 2.514%, 09/15/36(A)(B)	$6,942	$6,909
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl G
7.276%, TSFR1M + 2.964%, 09/15/36(A)(B)	1,855	1,827
BX Trust, Ser 2018-GW, Cl G
7.529%, TSFR1M + 3.217%, 05/15/35(A)(B)	2,227	2,199
BX Trust, Ser 2018-GWMZ, Cl MC
10.097%, TSFR1M + 5.785%, 05/15/37(A)(B)	1,580	1,578
BX Trust, Ser 2021-ARIA, Cl G
7.569%, TSFR1M + 3.257%, 10/15/36(A)(B)	3,000	2,976
BX Trust, Ser 2024-VLT4, Cl F
8.250%, TSFR1M + 3.938%, 07/15/29(A)(B)	3,750	3,737
BX Trust, Ser 2025-VLT6, Cl D
6.903%, TSFR1M + 2.592%, 03/15/42(A)(B)	3,000	2,993
BX Trust, Ser 2025-VLT6, Cl E
7.503%, TSFR1M + 3.191%, 03/15/42(A)(B)	4,300	4,287
BXMT, Ser 2025-FL5, Cl A
Callable 03/18/27 @ $100.000
5.953%, TSFR1M + 1.639%, 10/18/42(A)(B)	5,000	4,961
CAFL Issuer, Ser 2021-RTL1, Cl A2
Callable 07/28/25 @ $100.000
5.104%, 03/28/29(A)(C)	157	157
Cascade Funding Mortgage Trust, Ser 2021-FRR1, Cl CK98
0.000%, 08/29/29(A)(D)	260	178
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl AX1, IO
Callable 04/25/38 @ $100.000
0.175%, 03/25/55(A)(B)	9,020	26
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl AX1, IO
Callable 07/25/38 @ $100.000
0.256%, 04/25/55(A)(B)	12,489	56
CHNGE Mortgage Trust, Ser 2022-4, Cl B2
Callable 07/25/25 @ $100.000
6.941%, 10/25/57(A)(B)	310	296
CLNY Trust, Ser 2019-IKPR, Cl C
6.352%, TSFR1M + 2.040%, 11/15/38(A)(B)	1,000	963
CLNY Trust, Ser 2019-IKPR, Cl D
6.701%, TSFR1M + 2.389%, 11/15/38(A)(B)	450	430

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
COLT Mortgage Loan Trust, Ser 2022-7, Cl B2
Callable 07/25/25 @ $100.000
6.262%, 04/25/67(A)(B)	$180	$176
COLT Mortgage Loan Trust, Ser 2024-2, Cl B2
Callable 03/25/27 @ $100.000
8.389%, 04/25/69(A)(B)	100	100
COLT Mortgage Loan Trust, Ser 2025-4, Cl B1
Callable 05/25/28 @ $100.000
7.561%, 04/25/70(A)(B)	920	919
COMM Mortgage Trust, Ser 2014-LC17, Cl E
Callable 07/10/25 @ $100.000
3.114%, 10/10/47(A)	100	84
COMM Mortgage Trust, Ser 2014-UBS6, Cl D
Callable 10/10/28 @ $100.000
4.057%, 12/10/47(A)(B)	1,780	1,620
COMM Mortgage Trust, Ser 2019-521F, Cl B
5.559%, TSFR1M + 1.247%, 06/15/34(A)(B)	510	455
COMM Mortgage Trust, Ser 2019-521F, Cl C
5.759%, TSFR1M + 1.447%, 06/15/34(A)(B)	360	311
COMM Mortgage Trust, Ser 2024-CBM, Cl E
8.192%, 12/10/41(A)(B)	800	792
COMM Mortgage Trust, Ser 2024-CBM, Cl F
8.192%, 12/10/41(A)(B)	2,020	1,872
COMM Mortgage Trust, Ser 2024-WCL1, Cl D
7.601%, TSFR1M + 3.289%, 06/15/41(A)(B)	1,000	992
CONE Trust, Ser 2024-DFW1, Cl C
7.002%, TSFR1M + 2.690%, 08/15/41(A)(B)	4,500	4,510
Connecticut Avenue Securities Trust, Ser 2025-R04, Cl 1M1
Callable 05/25/30 @ $100.000
5.505%, SOFR30A + 1.200%, 05/25/45(A)(B)	3,723	3,729
Cross Mortgage Trust, Ser 2023-H1, Cl B1
Callable 07/25/26 @ $100.000
8.290%, 03/25/68(A)(B)	5,000	5,016
Cross Mortgage Trust, Ser 2023-H2, Cl B1
Callable 10/25/26 @ $100.000
8.411%, 11/25/68(A)(B)	3,760	3,800
Cross Mortgage Trust, Ser 2024-H1, Cl B1
Callable 01/25/27 @ $100.000
8.745%, 12/25/68(A)(B)	100	101

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Cross Mortgage Trust, Ser 2025-H5, Cl B1B
Callable 06/25/28 @ $100.000
7.636%, 07/25/70(A)(B)	$2,585	$2,565
CSMC Trust, Ser 2017-PFHP, Cl A
5.309%, TSFR1M + 0.997%, 12/15/30(A)(B)	84	84
CSMC Trust, Ser 2021-GATE, Cl C
7.133%, TSFR1M + 2.821%, 12/15/36(A)(B)	300	287
CSMC Trust, Ser 2021-GATE, Cl D
7.983%, TSFR1M + 3.671%, 12/15/36(A)(B)	480	447
DBGS Mortgage Trust, Ser 2018-5BP, Cl A
Callable 07/15/25 @ $100.000
5.204%, TSFR1M + 0.892%, 06/15/33(A)(B)	160	153
DBGS Mortgage Trust, Ser 2018-5BP, Cl B
Callable 07/15/25 @ $100.000
5.389%, TSFR1M + 1.077%, 06/15/33(A)(B)	200	185
Deephaven Residential Mortgage Trust, Ser 2024-1, Cl A1
Callable 11/25/27 @ $100.000
5.735%, 07/25/69(A)(C)	4,191	4,214
EFMT, Ser 2025-INV1, Cl B2
Callable 02/25/28 @ $100.000
7.333%, 03/25/70(A)(B)	100	98
Ellington Financial Mortgage Trust, Ser 2022-3, Cl M1
Callable 07/25/25 @ $100.000
4.979%, 08/25/67(A)(B)	200	189
FHLMC Multifamily Structured Credit Risk, Ser 2021- MN1, Cl B1
Callable 01/25/29 @ $100.000
12.055%, SOFR30A + 7.750%, 01/25/51(A)(B)	130	141
FHLMC Multifamily Structured Credit Risk, Ser 2023- MN7, Cl B1
Callable 09/25/31 @ $100.000
13.155%, SOFR30A + 8.850%, 09/25/43(A)(B)	180	200
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl B1
Callable 03/25/28 @ $100.000
12.456%, SOFR30A + 8.150%, 03/25/43(A)(B)	2,750	3,146
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl B1
Callable 04/25/28 @ $100.000
11.906%, SOFR30A + 7.600%, 04/25/43(A)(B)	1,900	2,152

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
Callable 05/25/30 @ $100.000
5.505%, SOFR30A + 1.200%, 05/25/45(A)(B)	$3,580	$3,588
FHLMC, Ser 2017-356, Cl S5, IO
1.582%, 09/15/47(B)	19,029	2,124
FHLMC, Ser 2017-357, Cl IO, IO
4.500%, 09/15/47	11,972	2,561
FHLMC, Ser 2019-4927, Cl IO, IO
5.000%, 11/25/49	7,674	1,799
FHLMC, Ser 2020-4986, Cl IO, IO
4.500%, 06/25/50	14,492	3,145
FHLMC, Ser 2020-5036, Cl IB, IO
5.000%, 10/25/48	10,644	2,566
FHLMC, Ser 2021-5104, Cl GI, IO
3.500%, 06/25/49	15,999	3,122
FHLMC, Ser 2021-5112, Cl KI, IO
3.500%, 06/25/51	19,088	3,545
FHLMC, Ser 2021-5134, Cl BI, IO
4.500%, 08/25/51	18,643	4,532
FHLMC, Ser 2021-5152, Cl YI, IO
4.000%, 10/25/49	12,106	2,628
FHLMC, Ser 2021-5163, Cl NI, IO
4.500%, 11/25/51	7,986	1,696
FHLMC, Ser 2022-5250, Cl SA, IO
1.025%, 08/25/52(B)	39,414	3,202
FHLMC, Ser 2022-5252, Cl SP, IO
1.045%, 09/25/52(B)	28,548	2,055
FHLMC, Ser 2022-5255, Cl SA, IO
0.995%, 09/25/52(B)	39,093	2,941
FHLMC, Ser 2023-406, Cl S16, IO
1.195%, 10/25/53(B)	35,864	1,809
FHLMC, Ser 2023-406, Cl S4, IO
1.795%, 10/25/53(B)	53,796	3,458
FHLMC, Ser 2023-406, Cl S43, IO
2.895%, 10/25/53(B)	35,864	3,579
FHLMC, Ser 2023-406, Cl S44, IO
2.695%, 10/25/53(B)	70,114	6,634
FHLMC, Ser 2023-5290, Cl TS, IO
1.945%, 12/25/52(B)	43,349	4,002

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2023-5296, Cl ST, IO
1.945%, 11/25/52(B)	$42,489	$3,380
FHLMC, Ser 2023-5336, Cl SA, IO
1.495%, 09/25/53(B)	54,393	3,285
FHLMC, Ser 2023-5339, Cl AS, IO
1.435%, 09/25/53(B)	39,759	2,889
FHLMC, Ser 2023-5344, Cl SA, IO
1.345%, 10/25/53(B)	53,981	2,793
FHLMC, Ser 2023-5354, Cl SL, IO
2.545%, 11/25/53(B)	33,541	2,555
FHLMC, Ser 2024-5412, Cl MI, IO
5.000%, 01/25/49	14,021	2,119
FHLMC, Ser 2024-5416, Cl SC, IO
2.695%, 06/25/54(B)	37,218	3,568
FHLMC, Ser 2024-5420, Cl SG, IO
0.895%, 06/25/54(B)	202,680	7,801
FHLMC, Ser 2024-5481, Cl SA, IO
0.695%, 12/25/54(B)	121,865	3,715
FNMA or FHLMC TBA
5.500%, 07/15/55	1,695,000	1,694,612
5.000%, 07/15/38	350,000	342,965
FNMA, Ser 2012-75, Cl DS, IO
1.530%, 07/25/42(B)	8,237	872
FNMA, Ser 2018-73, Cl SC, IO
1.780%, 10/25/48(B)	17,973	2,226
FNMA, Ser 2019-49, Cl IC, IO
4.500%, 05/25/44	6,932	684
FNMA, Ser 2020-41, Cl IP, IO
4.000%, 09/25/49	10,860	2,084
FNMA, Ser 2020-57, Cl IB, IO
4.500%, 08/25/50	27,938	6,084
FNMA, Ser 2020-76, Cl MI, IO
5.500%, 11/25/50	10,856	2,738
FNMA, Ser 2020-77, Cl HI, IO
4.000%, 11/25/50	16,151	3,392
FNMA, Ser 2021-4, Cl IV, IO
4.500%, 06/25/50	11,569	2,672
FNMA, Ser 2021-87, Cl GI, IO
3.500%, 12/25/51	24,732	4,721

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2022-16, Cl QI, IO
3.500%, 04/25/52	$23,501	$2,635
FNMA, Ser 2022-4, Cl WI, IO
3.000%, 02/25/52	29,660	3,300
FNMA, Ser 2022-40, Cl PS, IO
1.745%, 12/25/51(B)	18,457	887
FNMA, Ser 2022-58, Cl S, IO
0.995%, 09/25/52(B)	51,285	2,641
FNMA, Ser 2022-74, Cl SA, IO
0.495%, 10/25/52(B)	49,569	2,356
FNMA, Ser 2022-74, Cl US, IO
0.695%, 11/25/52(B)	58,380	2,362
FNMA, Ser 2022-90, Cl CI, IO
4.500%, 05/25/50	20,004	4,099
FNMA, Ser 2023-11, Cl HS, IO
1.870%, 04/25/53(B)	103,849	5,373
FNMA, Ser 2023-11, Cl SA, IO
1.945%, 04/25/53(B)	50,083	3,921
FNMA, Ser 2023-19, Cl SB, IO
2.545%, 05/25/53(B)	16,198	1,591
FNMA, Ser 2023-431, Cl C35, IO
2.000%, 07/25/37	55,555	3,758
FNMA, Ser 2024-11, Cl IK, IO
6.500%, 03/25/54	10,913	2,241
FNMA, Ser 2024-12, Cl DS, IO
1.745%, 03/25/54(B)	37,744	2,380
FNMA, Ser 2024-22, Cl SA, IO
1.795%, 05/25/54(B)	63,537	4,425
FNMA, Ser 2024-24, Cl SB, IO
2.295%, 09/25/53(B)	38,742	3,081
FNMA, Ser 2024-35, Cl BS, IO
0.895%, 06/25/54(B)	29,531	1,353
FNMA, Ser 2024-68, Cl SA, IO
1.645%, 09/25/54(B)	49,977	3,154
FNMA, Ser 2024-84, Cl HS, IO
2.795%, 11/25/54(B)	51,335	5,005
FNMA, Ser 2024-89, Cl SD, IO
0.795%, 09/25/53(B)	65,502	2,577
FNMA, Ser 2024-90, Cl SB, IO
1.445%, 11/25/53(B)	85,146	5,252

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2024-92, Cl SB, IO
0.845%, 12/25/54(B)	$76,795	$3,380
FNMA, Ser 2024-97, Cl MS, IO
1.595%, 01/25/55(B)	31,229	1,989
FNMA, Ser 2025-4, Cl SB, IO
1.495%, 12/25/53(B)	134,788	6,802
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.762%, TSFR1M + 1.450%, 12/15/39(A)(B)	10,000	10,000
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl F
8.562%, TSFR1M + 4.250%, 12/15/39(A)(B)	3,790	3,783
GCAT Trust, Ser 2023-NQM2, Cl B2
Callable 02/25/26 @ $100.000
6.954%, 11/25/67(A)(B)	120	118
GCAT Trust, Ser 2024-NQM2, Cl B1
Callable 06/25/27 @ $100.000
7.860%, 06/25/59(A)(B)	1,000	1,004
GCAT Trust, Ser 2024-NQM2, Cl B2
Callable 06/25/27 @ $100.000
8.024%, 06/25/59(A)(B)	210	208
GNMA, Ser 2010-35, Cl AS, IO
1.318%, 03/20/40(B)	9,730	954
GNMA, Ser 2010-37, Cl SG, IO
1.268%, 03/20/40(B)	7,633	741
GNMA, Ser 2011-70, Cl WI, IO
0.418%, 12/20/40(B)	15,417	897
GNMA, Ser 2015-123, Cl SE, IO
1.288%, 09/20/45(B)	9,032	918
GNMA, Ser 2016-77, Cl SC, IO
1.668%, 10/20/45(B)	12,323	1,494
GNMA, Ser 2017-179, Cl TI, IO
4.500%, 12/20/47	10,651	2,465
GNMA, Ser 2018-100, Cl S, IO
1.768%, 07/20/48(B)	9,483	1,247
GNMA, Ser 2018-21, Cl PI, IO
4.500%, 02/20/48	22,416	5,199
GNMA, Ser 2018-89, Cl LS, IO
1.768%, 06/20/48(B)	15,661	2,097

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2018-91, Cl SH, IO
1.818%, 07/20/48(B)	$9,438	$1,187
GNMA, Ser 2018-91, Cl SJ, IO
1.818%, 07/20/48(B)	10,099	1,363
GNMA, Ser 2019-133, Cl EI, IO
4.500%, 04/20/49	8,514	1,919
GNMA, Ser 2019-143, Cl SC, IO
1.618%, 04/20/46(B)	21,125	2,618
GNMA, Ser 2020-127, Cl IY, IO
4.000%, 08/20/50	13,187	2,645
GNMA, Ser 2020-148, Cl IP, IO
4.500%, 02/20/48	19,442	4,467
GNMA, Ser 2020-4, Cl IO, IO
5.000%, 01/20/50	15,120	3,000
GNMA, Ser 2020-53, Cl QI, IO
4.500%, 08/20/49	10,218	2,233
GNMA, Ser 2020-78, Cl DI, IO
4.000%, 06/20/50	39,432	9,067
GNMA, Ser 2021-139, Cl WI, IO
4.047%, 11/20/45(B)	12,084	2,122
GNMA, Ser 2021-158, Cl JI, IO
5.000%, 02/20/50	9,436	2,202
GNMA, Ser 2021-215, Cl SB, IO
1.000%, 12/20/51(B)	14,117	1,026
GNMA, Ser 2021-216, Cl IC, IO
3.000%, 12/20/51	26,718	3,630
GNMA, Ser 2021-78, Cl IC, IO
4.000%, 05/20/51	26,077	4,994
GNMA, Ser 2022-137, Cl JS, IO
1.698%, 08/20/52(B)	44,609	3,582
GNMA, Ser 2022-148, Cl SJ, IO
1.698%, 08/20/52(B)	33,461	2,397
GNMA, Ser 2022-153, Cl SG, IO
1.148%, 09/20/52(B)	29,765	1,476
GNMA, Ser 2022-159, Cl JS, IO
0.948%, 09/20/52(B)	38,921	2,389
GNMA, Ser 2022-188, Cl IE, IO
4.500%, 01/20/50	12,551	2,691
GNMA, Ser 2022-193, Cl SA, IO
0.398%, 11/20/52(B)	60,339	2,109

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2022-212, Cl SA, IO
1.848%, 12/20/52(B)	$21,563	$1,333
GNMA, Ser 2022-213, Cl TS, IO
2.548%, 12/20/52(B)	11,125	753
GNMA, Ser 2022-23, Cl WI, IO
4.500%, 02/20/52	8,576	1,959
GNMA, Ser 2022-30, Cl IG, IO
3.000%, 02/20/52	23,370	3,581
GNMA, Ser 2022-34, Cl IT, IO
4.000%, 01/20/51	14,444	3,063
GNMA, Ser 2022-5, Cl NI, IO
3.000%, 01/20/52	23,283	3,515
GNMA, Ser 2023-102, Cl BS, IO
1.748%, 07/20/53(B)	22,326	1,487
GNMA, Ser 2023-122, Cl SG, IO
2.298%, 08/20/53(B)	21,734	1,451
GNMA, Ser 2023-123, Cl GS, IO
2.198%, 08/20/53(B)	32,601	2,110
GNMA, Ser 2023-123, Cl MS, IO
1.698%, 08/20/53(B)	67,406	4,426
GNMA, Ser 2023-164, Cl MS, IO
1.748%, 11/20/53(B)	27,709	1,522
GNMA, Ser 2023-170, Cl SC, IO
1.548%, 11/20/53(B)	27,709	1,410
GNMA, Ser 2023-21, Cl SE, IO
0.698%, 02/20/53(B)	29,891	1,222
GNMA, Ser 2023-4, Cl SA, IO
1.148%, 01/20/53(B)	43,203	1,876
GNMA, Ser 2023-4, Cl SG, IO
1.948%, 01/20/53(B)	68,806	5,324
GNMA, Ser 2023-5, Cl SC, IO
1.898%, 01/20/53(B)	47,040	2,623
GNMA, Ser 2023-56, Cl SE, IO
0.598%, 04/20/53(B)	31,693	1,111
GNMA, Ser 2023-69, Cl SA, IO
1.248%, 05/20/53(B)	63,515	3,371
GNMA, Ser 2023-82, Cl US, IO
2.448%, 06/20/53(B)	16,269	1,620
GNMA, Ser 2024-110, Cl SK, IO
0.848%, 07/20/54(B)	61,580	2,247

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2024-111, Cl SM, IO
0.998%, 07/20/54(B)	$25,976	$1,040
GNMA, Ser 2024-24, Cl HI, IO
4.000%, 03/20/52	32,299	6,616
GNMA, Ser 2024-65, Cl SU, IO
1.848%, 05/20/53(B)	52,715	3,573
GNMA, Ser 2024-H11, Cl EI, IO
0.707%, 06/20/74(B)	923	59
GNMA, Ser 2024-H14, Cl AI, IO
0.809%, 08/20/74(B)	2,456	177
GNMA, Ser 2024-H20, Cl KI, IO
0.814%, 11/20/74(B)	14,430	1,326
GNMA, Ser 2024-H21, Cl IB, IO
0.791%, 12/20/74(B)	3,815	281
GS Mortgage Securities Trust, Ser 2015-590M, Cl B
Callable 10/10/25 @ $100.000
3.932%, 10/10/35(A)(B)	400	398
GS Mortgage Securities Trust, Ser 2015-590M, Cl C
Callable 10/10/25 @ $100.000
3.932%, 10/10/35(A)(B)	280	279
GS Mortgage Securities Trust, Ser 2015-GS1, Cl B
Callable 11/10/25 @ $100.000
4.238%, 11/10/48(B)	480	451
GS Mortgage-Backed Securities Trust, Ser 2021-PJ4, Cl AIOS, IO
Callable 05/25/45 @ $100.000
0.220%, 09/25/51(A)(B)	2,639	36
GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Cl AIOS, IO
Callable 04/25/46 @ $100.000
0.150%, 11/25/51(A)(B)	5,672	54
GS Mortgage-Backed Securities Trust, Ser 2021-PJ7, Cl AIOS, IO
Callable 05/25/46 @ $100.000
0.150%, 01/25/52(A)(B)	7,134	67
GS Mortgage-Backed Securities Trust, Ser 2023- CCM1, Cl B2
Callable 02/25/26 @ $100.000
7.397%, 08/25/53(A)(B)	630	623

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GSMS Trust, Ser 2024-FAIR, Cl D
8.214%, 07/15/29(A)(B)	$2,750	$2,817
HOMES Trust, Ser 2024-AFC1, Cl A1
Callable 09/25/27 @ $100.000
5.224%, 08/25/59(A)(C)	4,391	4,373
HOMES Trust, Ser 2024-NQM2, Cl B1
Callable 11/25/27 @ $100.000
7.731%, 10/25/69(A)(B)	160	160
HOMES Trust, Ser 2025-AFC1, Cl B1
Callable 01/25/28 @ $100.000
7.055%, 01/25/60(A)(B)	1,755	1,734
HOMES Trust, Ser 2025-NQM2, Cl B2
Callable 04/25/28 @ $100.000
7.409%, 02/25/70(A)(B)	230	217
Imperial Fund Mortgage Trust, Ser 2020-NQM1, Cl B2
Callable 07/25/25 @ $100.000
5.813%, 10/25/55(A)(B)	742	709
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2022-NLP, Cl B
5.669%, TSFR1M + 1.357%, 04/15/37(A)(B)	2,470	2,427
J.P. Morgan Mortgage Trust, Ser 2023-4, Cl B4
Callable 11/25/38 @ $100.000
6.282%, 11/25/53(A)(B)	252	226
J.P. Morgan Mortgage Trust, Ser 2024-VIS1, Cl B2
Callable 04/25/27 @ $100.000
8.073%, 07/25/64(A)(B)	100	99
J.P. Morgan Mortgage Trust, Ser 2024-VIS2, Cl B2
Callable 08/25/27 @ $100.000
7.720%, 11/25/64(A)(B)	100	98
J.P. Morgan Mortgage Trust, Ser 2025-CCM2, Cl B4
Callable 12/25/37 @ $100.000
6.580%, 09/25/55(A)(B)	620	494
Jackson Park Trust, Ser 2019-LIC, Cl E
3.351%, 10/14/39(A)(B)	840	722
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl F
Callable 07/15/25 @ $100.000
3.750%, 04/15/47(A)(B)	535	513

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
KSL Commercial Mortgage Trust, Ser 2024-HT2, Cl A
5.854%, TSFR1M + 1.542%, 12/15/39(A)(B)	$8,000	$7,985
LAQ Mortgage Trust, Ser 2023-LAQ, Cl F
Callable 03/15/26 @ $100.000
11.246%, TSFR1M + 6.934%, 03/15/36(A)(B)	1,125	1,076
LAQ Mortgage Trust, Ser 2023-LAQ, Cl G
Callable 03/15/26 @ $100.000
12.744%, TSFR1M + 8.432%, 03/15/36(A)(B)	405	387
MCR Mortgage Trust, Ser 2024-HTL, Cl F
9.965%, TSFR1M + 5.653%, 02/15/37(A)(B)	314	313
MFA Trust, Ser 2024-NQM2, Cl A1
Callable 09/25/27 @ $100.000
5.272%, 08/25/69(A)(C)	4,192	4,178
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl C
Callable 06/15/28 @ $100.000
4.112%, 07/15/46(B)	100	89
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl E
Callable 06/15/28 @ $100.000
3.928%, 05/15/46(A)(B)	1,030	930
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl E
Callable 08/15/25 @ $100.000
4.449%, 05/15/48(A)(B)	170	147
Morgan Stanley Capital I Trust, Ser 2024-BPR2, Cl X, IO
1.069%, 05/05/29(A)(B)	2,276	69
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-4, Cl B4
Callable 01/25/30 @ $100.000
6.999%, 09/25/54(A)(B)	100	88
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B5
Callable 02/25/31 @ $100.000
7.494%, 02/25/54(A)(B)	99	94
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM3, Cl B1B
Callable 09/25/27 @ $100.000
7.504%, 07/25/69(A)(B)	150	149

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl B10
9.920%, SOFR30A + 5.614%, 10/25/49(A)(B)	$1,500	$1,496
Multifamily Connecticut Avenue Securities Trust, Ser 2023-01, Cl B1
Callable 10/25/30 @ $100.000
14.055%, SOFR30A + 9.750%, 11/25/53(A)(B)	18	21
Multifamily Connecticut Avenue Securities Trust, Ser 2023-01, Cl M10
Callable 10/25/30 @ $100.000
10.805%, SOFR30A + 6.500%, 11/25/53(A)(B)	1,430	1,596
Natixis Commercial Mortgage Securities Trust, Ser 2022-RRI, Cl E
9.505%, TSFR1M + 5.193%, 03/15/35(A)(B)	1,125	1,120
New Residential Mortgage Loan Trust, Ser 2024- NQM1, Cl B1
Callable 02/25/27 @ $100.000
7.912%, 03/25/64(A)(B)	2,000	2,023
New Residential Mortgage Loan Trust, Ser 2024- NQM1, Cl B2
Callable 02/25/27 @ $100.000
8.039%, 03/25/64(A)(B)	190	188
New Residential Mortgage Loan Trust, Ser 2024- NQM3, Cl B2
Callable 03/25/32 @ $100.000
7.166%, 11/25/64(A)(B)	460	435
New Residential Mortgage Loan Trust, Ser 2025- NQM2, Cl B1
Callable 09/25/30 @ $100.000
7.284%, 04/25/65(A)(B)	590	574
New Residential Mortgage Loan Trust, Ser 2025- NQM2, Cl B2
Callable 09/25/30 @ $100.000
7.282%, 04/25/65(A)(B)	100	95
NLT Trust, Ser 2023-1, Cl B3
Callable 07/25/49 @ $100.000
3.715%, 10/25/62(A)(B)	400	215
NYMT Loan Trust, Ser 2025-INV1, Cl B1
Callable 03/25/28 @ $100.000
6.959%, 04/25/60(A)(B)	220	217

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
OBX Trust, Ser 2021-INV2, Cl AIO1, IO
Callable 08/25/46 @ $100.000
0.208%, 10/25/51(A)(B)	$3,684	$46
OBX Trust, Ser 2024-NQM3, Cl A1
Callable 02/25/27 @ $100.000
6.129%, 12/25/63(A)(C)	6,756	6,809
Olympic Tower Mortgage Trust, Ser 2017-OT, Cl D
4.077%, 05/10/39(A)(B)	150	118
PRKCM Trust, Ser 2024-AFC1, Cl B2
Callable 02/25/27 @ $100.000
8.436%, 03/25/59(A)(B)	180	180
PRKCM Trust, Ser 2024-HOME1, Cl B2
Callable 05/25/27 @ $100.000
7.667%, 05/25/59(A)(B)	150	148
PRPM Trust, Ser 2023-NQM2, Cl B2
Callable 09/25/26 @ $100.000
6.932%, 08/25/68(A)(B)	290	285
PRPM Trust, Ser 2024-NQM4, Cl B1
Callable 12/25/27 @ $100.000
7.650%, 12/26/69(A)(B)	1,440	1,443
PRPM Trust, Ser 2024-RCF3, Cl M2
Callable 05/25/26 @ $100.000
4.000%, 05/25/54(A)(C)	310	278
PRPM Trust, Ser 2024-RCF5, Cl M2
Callable 08/25/26 @ $100.000
4.000%, 08/25/54(A)(C)	120	107
PRPM Trust, Ser 2025-NQM1, Cl B1
Callable 02/25/28 @ $100.000
7.782%, 11/25/69(A)(B)	1,000	1,008
RATE Mortgage Trust, Ser 2021-J3, Cl AX1, IO
Callable 02/25/47 @ $100.000
0.212%, 10/25/51(A)(B)	1,996	26
RATE Mortgage Trust, Ser 2025-J2, Cl A1
Callable 03/25/38 @ $100.000
6.000%, 07/25/55(A)(B)	8,000	8,040
RCKT Mortgage Trust, Ser 2021-4, Cl AX1, IO
Callable 12/25/44 @ $100.000
0.506%, 09/25/51(A)(B)	8,969	237

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
RMF Proprietary Issuance Trust, Ser 2021-2, Cl A
Callable 07/25/25 @ $100.000
2.125%, 09/25/61(A)(B)	$84	$77
Saluda Grade Alternative Mortgage Trust, Ser 2024-RTL4, Cl A2
Callable 07/25/26 @ $100.000
7.500%, 02/25/30(A)(C)	350	350
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M2
Callable 08/25/41 @ $100.000
9.205%, SOFR30A + 4.900%, 02/26/52(A)(B)	198	219
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M3
Callable 08/25/41 @ $100.000
10.155%, SOFR30A + 5.850%, 02/26/52(A)(B)	291	329
SCG Mortgage Trust, Ser 2024-MSP, Cl E
9.249%, TSFR1M + 4.937%, 04/15/41(A)(B)	3,380	3,349
Sequoia Mortgage Trust, Ser 2024-9, Cl B4
Callable 10/25/29 @ $100.000
6.535%, 10/25/54(A)(B)	366	320
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl A
5.755%, TSFR1M + 1.443%, 02/15/42(A)(B)	5,660	5,618
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl E
7.652%, TSFR1M + 3.340%, 02/15/42(A)(B)	4,325	4,282
TEXAS Commercial Mortgage Trust, Ser 2025-TWR, Cl D
7.402%, TSFR1M + 3.091%, 04/15/42(A)(B)	130	130
THPT Mortgage Trust, Ser 2023-THL, Cl E
10.745%, 12/10/34(A)(B)	1,500	1,513
THPT Mortgage Trust, Ser 2023-THL, Cl F
7.428%, 12/10/34(A)(B)	560	539
VDCM Commercial Mortgage Trust, Ser 2025-AZ, Cl D
6.434%, 07/13/44(A)(B)	1,500	1,504
Verus Securitization Trust, Ser 2022-4, Cl B2
Callable 07/25/25 @ $100.000
4.766%, 04/25/67(A)(B)	160	138

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Verus Securitization Trust, Ser 2023-5, Cl B2
Callable 06/25/26 @ $100.000
8.022%, 06/25/68(A)(B)	$3,431	$3,400
Verus Securitization Trust, Ser 2023-6, Cl B2
Callable 09/25/26 @ $100.000
7.796%, 09/25/68(A)(B)	2,348	2,320
Verus Securitization Trust, Ser 2023-INV3, Cl B1
Callable 11/25/26 @ $100.000
8.194%, 11/25/68(A)(B)	180	181
Verus Securitization Trust, Ser 2024-2, Cl B1
Callable 02/25/27 @ $100.000
7.864%, 02/25/69(A)(B)	1,500	1,516
Verus Securitization Trust, Ser 2024-3, Cl B1
Callable 04/25/27 @ $100.000
8.028%, 04/25/69(A)(B)	2,000	2,039
Verus Securitization Trust, Ser 2024-3, Cl B2
Callable 04/25/27 @ $100.000
8.390%, 04/25/69(A)(B)	120	120
Verus Securitization Trust, Ser 2024-4, Cl B1
Callable 05/25/27 @ $100.000
7.643%, 06/25/69(A)(B)	1,000	1,015
Verus Securitization Trust, Ser 2024-4, Cl B2
Callable 05/25/27 @ $100.000
8.031%, 06/25/69(A)(B)	200	200
Verus Securitization Trust, Ser 2024-5, Cl B2
Callable 06/25/27 @ $100.000
7.789%, 06/25/69(A)(B)	400	397
Verus Securitization Trust, Ser 2024-6, Cl B2
Callable 07/25/27 @ $100.000
7.914%, 07/25/69(A)(B)	200	199
Verus Securitization Trust, Ser 2024-7, Cl B1
Callable 09/25/27 @ $100.000
6.496%, 09/25/69(A)(B)	1,950	1,927
Verus Securitization Trust, Ser 2024-7, Cl B2
Callable 09/25/27 @ $100.000
7.834%, 09/25/69(A)(B)	250	248
Verus Securitization Trust, Ser 2024-9, Cl B2
Callable 12/25/27 @ $100.000
7.368%, 11/25/69(A)(B)	150	147

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Verus Securitization Trust, Ser 2024-INV1, Cl B2
Callable 03/25/27 @ $100.000
8.478%, 03/25/69(A)(B)	$130	$131
Verus Securitization Trust, Ser 2024-INV2, Cl B2
Callable 08/25/27 @ $100.000
7.976%, 08/26/69(A)(B)	100	100
Verus Securitization Trust, Ser 2025-1, Cl B2
Callable 01/25/28 @ $100.000
7.349%, 01/25/70(A)(B)	570	557
Verus Securitization Trust, Ser 2025-2, Cl B1
Callable 03/25/28 @ $100.000
6.966%, 03/25/70(A)	2,000	2,002
Verus Securitization Trust, Ser 2025-INV1, Cl B2
Callable 02/25/28 @ $100.000
7.314%, 02/25/70(A)(B)	230	225
Visio Trust, Ser 2023-1, Cl B2
Callable 03/25/26 @ $100.000
7.838%, 03/25/58(A)(B)	260	258
Visio Trust, Ser 2023-2, Cl B2
Callable 08/25/26 @ $100.000
7.716%, 10/25/58(A)(B)	460	455
Vista Point Securitization Trust, Ser 2024-CES3, Cl A1
Callable 12/25/27 @ $100.000
5.679%, 01/25/55(A)(C)	4,603	4,608
Vista Point Securitization Trust, Ser 2024-CES3, Cl B1
Callable 12/25/27 @ $100.000
7.833%, 01/25/55(A)(B)	1,644	1,660
WCORE Commercial Mortgage Trust, Ser 2024-CORE, Cl E
8.251%, TSFR1M + 3.939%, 11/15/41(A)(B)	1,000	1,000
Wells Fargo Commercial Mortgage Trust, Ser 2015- P2, Cl D
Callable 12/15/25 @ $100.000
3.241%, 12/15/48(A)	220	209
Wells Fargo Commercial Mortgage Trust, Ser 2024-MGP, Cl A11
6.303%, TSFR1M + 1.991%, 08/15/41(A)(B)	5,000	4,980
Wells Fargo Commercial Mortgage Trust, Ser 2024-MGP, Cl D11
8.000%, TSFR1M + 3.688%, 08/15/41(A)(B)	2,000	2,009

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2025-DWHP, Cl A
6.653%, TSFR1M + 2.341%, 04/15/38(A)(B)	$10,000	$9,991
Wells Fargo Commercial Mortgage Trust, Ser 2025-DWHP, Cl E
10.747%, TSFR1M + 6.436%, 04/15/38(A)(B)	2,320	2,328
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Cl AIO1, IO
Callable 09/25/45 @ $100.000
0.483%, 12/25/50(A)(B)	3,689	110
		2,619,260
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,555,678) (000)		2,648,323

CORPORATE OBLIGATIONS — 29.1%

CANADA — 0.3%
Bombardier
Callable 08/02/25 @ $100.000
7.875%, 04/15/27(A)	2,709	2,724
Husky Injection Molding Systems
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	2,477	2,590

		5,314
IRELAND — 0.2%
GGAM Finance
Callable 09/15/26 @ $102.938
5.875%, 03/15/30(A)	2,606	2,625

NETHERLANDS — 0.1%
Trivium Packaging Finance BV
Callable 07/15/27 @ $106.125
12.250%, 01/15/31(A)	808	866
Callable 07/15/27 @ $104.125
8.250%, 07/15/30(A)	1,528	1,616

		2,482

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
PANAMA — 0.1%
Sable International Finance
Callable 10/15/27 @ $103.563
7.125%, 10/15/32(A)	$2,126	$2,132

SWITZERLAND — 0.2%
VistaJet Malta Finance
Callable 08/02/25 @ $101.969
7.875%, 05/01/27(A)	2,636	2,652

UNITED KINGDOM — 12.1%
Ardonagh Finco
Callable 02/15/27 @ $103.875
7.750%, 02/15/31(A)	1,179	1,232
Barclays Bank
0.000%, 12/29/25(A)(E)	148,960	158,582
0.000%, 12/29/25(A)(E)	50,000	50,856
Belron UK Finance
Callable 10/15/26 @ $102.875
5.750%, 10/15/29(A)	1,712	1,726
eG Global Finance
Callable 05/30/26 @ $106.000
12.000%, 11/30/28(A)	796	879
Merlin Entertainments Group US Holdings
Callable 02/15/27 @ $103.688
7.375%, 02/15/31(A)	1,353	1,209

		214,484
UNITED STATES — 16.1%
1261229 BC
Callable 04/15/28 @ $105.000
10.000%, 04/15/32(A)	955	963
Acrisure
Callable 06/15/26 @ $104.250
8.500%, 06/15/29(A)	4,173	4,352
Callable 07/01/28 @ $103.375
6.750%, 07/01/32(A)	513	520

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
AdaptHealth
Callable 07/13/25 @ $102.042
6.125%, 08/01/28(A)	$2,310	$2,307
Callable 07/13/25 @ $102.563
5.125%, 03/01/30(A)	1,165	1,107
Albertsons
Callable 08/02/25 @ $103.250
6.500%, 02/15/28(A)	4,023	4,119
Alta Equipment Group
Callable 06/01/26 @ $104.500
9.000%, 06/01/29(A)	599	558
American Airlines
5.500%, 04/20/26(A)	309	309
AmeriTex HoldCo Intermediate
Callable 10/15/25 @ $105.125
10.250%, 10/15/28(A)	2,919	3,096
Arcosa
Callable 08/15/27 @ $103.438
6.875%, 08/15/32(A)	1,010	1,048
Callable 07/18/25 @ $101.458
4.375%, 04/15/29(A)	471	456
Ares Capital
7.000%, 01/15/27	1,022	1,054
Callable 02/01/29 @ $100.000
5.875%, 03/01/29	1,565	1,596
Callable 04/15/28 @ $100.000
2.875%, 06/15/28	397	374
Arko
Callable 08/02/25 @ $102.563
5.125%, 11/15/29(A)	1,834	1,548
Avient
Callable 09/15/27 @ $103.125
6.250%, 11/01/31(A)	1,335	1,347
Bausch + Lomb
Callable 10/01/25 @ $104.188
8.375%, 10/01/28(A)	1,506	1,572
Beacon Mobility
Callable 08/01/27 @ $103.625
7.250%, 08/01/30(A)	1,602	1,636

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Blue Owl Capital
Callable 06/15/30 @ $100.000
6.200%, 07/15/30	$265	$268
Blue Owl Credit Income
Callable 02/15/30 @ $100.000
5.800%, 03/15/30	2,401	2,405
Blue Owl Technology Finance
Callable 03/04/29 @ $100.000
6.750%, 04/04/29	959	978
Bread Financial Holdings
Callable 03/15/26 @ $104.875
9.750%, 03/15/29(A)	6,029	6,492
Callable 06/15/30 @ $100.000
8.375%, H15T5Y + 4.300%, 06/15/35(A)(B)	671	676
Brink's
Callable 06/15/26 @ $103.250
6.500%, 06/15/29(A)	985	1,015
Brundage-Bone Concrete Pumping Holdings
Callable 02/01/28 @ $103.750
7.500%, 02/01/32(A)	1,167	1,157
BW Real Estate
Callable 03/30/30 @ $100.000
9.500, H15T5Y + 5.402% (A)(B)(F)	1,136	1,169
Cable One
Callable 11/15/25 @ $102.000
4.000%, 11/15/30(A)	637	502
Camelot Return Merger Sub
Callable 08/02/25 @ $103.281
8.750%, 08/01/28(A)	2,095	1,932
Carnival
7.875%, 06/01/27	1,565	1,650
Carvana, Strike Price Fixed
Callable 08/15/25 @ $104.500
9.000% cash/11.000% PIK, 06/01/30(A)	1,530	1,609
Callable 08/15/25 @ $104.500
9.000% cash/9.000% PIK, 12/01/28(A)	3,806	3,904
CCO Holdings
Callable 08/02/25 @ $102.125
4.250%, 02/01/31(A)	500	467

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
CD&R Smokey Buyer
Callable 10/15/26 @ $104.750
9.500%, 10/15/29(A)	$2,523	$2,056
Century Communities
Callable 08/02/25 @ $100.000
6.750%, 06/01/27	1,049	1,050
Callable 02/15/29 @ $100.000
3.875%, 08/15/29(A)	1,276	1,182
Charter Communications Operating
Callable 05/01/29 @ $100.000
6.100%, 06/01/29	2,394	2,506
CITGO Petroleum
Callable 08/02/25 @ $100.000
6.375%, 06/15/26(A)	2,055	2,054
Clarios Global
Callable 08/02/25 @ $100.000
8.500%, 05/15/27(A)	12,282	12,336
Clue Opco
Callable 10/15/26 @ $104.750
9.500%, 10/15/31(A)	2,336	2,477
Cornerstone Building Brands
Callable 08/15/26 @ $104.750
9.500%, 08/15/29(A)	961	883
Callable 08/02/25 @ $101.531
6.125%, 01/15/29(A)	1,500	1,088
Credit Acceptance
Callable 12/15/25 @ $104.625
9.250%, 12/15/28(A)	959	1,015
Callable 03/15/27 @ $103.313
6.625%, 03/15/30(A)	1,780	1,802
Dealer Tire
Callable 08/02/25 @ $100.000
8.000%, 02/01/28(A)	5,415	5,230
Dotdash Meredith
Callable 06/15/28 @ $103.813
7.625%, 06/15/32(A)	967	938
Enova International
Callable 08/01/26 @ $104.563
9.125%, 08/01/29(A)	445	468

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Enpro
Callable 06/01/28 @ $103.063
6.125%, 06/01/33(A)	$1,306	$1,335
Fertitta Entertainment
Callable 08/02/25 @ $103.375
6.750%, 01/15/30(A)	1,257	1,160
Flagstar Bancorp
Callable 11/01/25 @ $100.000
4.125%, TSFR3M + 3.910%, 11/01/30(B)	632	588
Focus Financial Partners
Callable 09/15/27 @ $103.375
6.750%, 09/15/31(A)	1,006	1,027
Freedom Mortgage
Callable 10/01/26 @ $106.125
12.250%, 10/01/30(A)	1,097	1,216
Callable 10/01/25 @ $106.000
12.000%, 10/01/28(A)	1,787	1,922
Callable 08/02/25 @ $101.656
6.625%, 01/15/27(A)	1,787	1,790
Freedom Mortgage Holdings
Callable 05/15/27 @ $104.563
9.125%, 05/15/31(A)	2,603	2,683
Callable 04/01/28 @ $104.188
8.375%, 04/01/32(A)	376	380
Frontier Communications Holdings
Callable 08/02/25 @ $101.469
5.875%, 10/15/27(A)	10,088	10,092
Genworth Holdings
Callable 07/18/25 @ $100.000
6.590%, TSFR3M + 2.264%, 11/15/36(B)	1,771	1,513
GEO Group
Callable 04/15/27 @ $105.125
10.250%, 04/15/31	899	986
Graham Packaging
Callable 08/02/25 @ $101.781
7.125%, 08/15/28(A)	2,370	2,366
Gray Media
Callable 07/15/26 @ $105.250
10.500%, 07/15/29(A)	1,002	1,076

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Heartland Dental
Callable 08/02/25 @ $105.250
10.500%, 04/30/28(A)	$4,123	$4,353
Herc Holdings
Callable 06/15/28 @ $103.625
7.250%, 06/15/33(A)	578	606
Callable 06/15/27 @ $103.500
7.000%, 06/15/30(A)	1,606	1,677
Hudson Pacific Properties
Callable 10/15/29 @ $100.000
3.250%, 01/15/30	107	88
Icahn Enterprises
Callable 05/15/29 @ $100.000
10.000%, 11/15/29(A)	4,718	4,671
Callable 11/15/26 @ $100.000
5.250%, 05/15/27	2,696	2,612
ILFC E-Capital Trust I
Callable 08/02/25 @ $100.000
6.430%, 12/21/65(A)(B)	3,180	2,659
ILFC E-Capital Trust II
Callable 08/02/25 @ $100.000
6.680%, 12/21/65(A)(B)	2,579	2,191
Illuminate Buyer
Callable 08/02/25 @ $100.000
9.000%, 07/01/28(A)	8,514	8,556
Iris Holding
Callable 08/02/25 @ $105.000
10.000%, 12/15/28(A)	3,047	2,794
Jane Street Group
Callable 05/01/28 @ $103.375
6.750%, 05/01/33(A)	529	544
Callable 11/01/27 @ $103.063
6.125%, 11/01/32(A)	2,264	2,286
KeHE Distributors
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	2,396	2,481
Kohl's
Callable 06/01/27 @ $105.000
10.000%, 06/01/30(A)	2,190	2,270
6.875%, 12/15/37	20	12

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Callable 01/17/45 @ $100.000
5.550%, 07/17/45	$1,080	$585
Ladder Capital Finance Holdings
Callable 07/15/27 @ $103.500
7.000%, 07/15/31(A)	972	1,016
Callable 07/01/30 @ $100.000
5.500%, 08/01/30	1,627	1,637
LD Holdings Group
Callable 11/01/25 @ $104.125
8.750%, 11/01/27(A)	1,156	1,050
Callable 07/13/25 @ $101.531
6.125%, 04/01/28(A)	1,670	1,369
Level 3 Financing
Callable 03/22/27 @ $105.375
10.750%, 12/15/30(A)	2,654	3,009
LFS Topco
Callable 07/15/27 @ $104.375
8.750%, 07/15/30(A)	3,473	3,416
Callable 08/02/25 @ $101.469
5.875%, 10/15/26(A)	4,214	4,214
Lumen Technologies
Callable 07/13/25 @ $100.000
10.000%, 10/15/32(A)	2,334	2,384
Maxim Crane Works Holdings Capital
Callable 09/01/25 @ $105.750
11.500%, 09/01/28(A)	4,320	4,560
Midcap Financial Issuer Trust
Callable 07/18/25 @ $101.625
6.500%, 05/01/28(A)	1,887	1,869
Mohegan Tribal Gaming Authority
Callable 04/15/27 @ $104.125
8.250%, 04/15/30(A)	1,831	1,890
Nationstar Mortgage Holdings
Callable 08/02/25 @ $100.000
6.000%, 01/15/27(A)	3,543	3,547
Neptune Bidco US
Callable 10/15/25 @ $104.645
9.290%, 04/15/29(A)	1,401	1,364

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
New Enterprise Stone & Lime
Callable 08/02/25 @ $100.000
9.750%, 07/15/28(A)	$2,768	$2,774
Callable 08/02/25 @ $101.313
5.250%, 07/15/28(A)	1,082	1,085
New Home
Callable 10/01/26 @ $104.625
9.250%, 10/01/29(A)	1,388	1,439
Callable 11/01/27 @ $104.250
8.500%, 11/01/30(A)	1,288	1,312
NuStar Logistics
Callable 03/01/26 @ $100.000
6.000%, 06/01/26	1,677	1,683
Callable 01/28/27 @ $100.000
5.625%, 04/28/27	1,174	1,184
Olympus Water US Holding
Callable 08/02/25 @ $104.875
9.750%, 11/15/28(A)	3,431	3,613
Callable 08/02/25 @ $103.563
7.125%, 10/01/27(A)	1,463	1,490
OneMain Finance
7.125%, 03/15/26	792	804
Outfront Media Capital
Callable 08/02/25 @ $101.063
4.250%, 01/15/29(A)	1,124	1,075
Pebblebrook Hotel
Callable 10/15/26 @ $103.188
6.375%, 10/15/29(A)	1,196	1,202
Planet Financial Group
Callable 12/15/26 @ $105.250
10.500%, 12/15/29(A)	3,174	3,177
Provident Funding Associates
Callable 09/15/26 @ $104.875
9.750%, 09/15/29(A)	1,566	1,647
Quikrete Holdings
Callable 03/01/28 @ $103.375
6.750%, 03/01/33(A)	1,282	1,323
Callable 03/01/28 @ $103.188
6.375%, 03/01/32(A)	1,092	1,123

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Radiology Partners
Callable 07/15/28 @ $104.250
8.500%, 07/15/32(A)	$2,640	$2,646
Raven Acquisition Holdings
Callable 11/15/27 @ $103.438
6.875%, 11/15/31(A)	1,609	1,609
Regal Rexnord
Callable 12/15/29 @ $100.000
6.300%, 02/15/30	1,946	2,038
Callable 03/15/28 @ $100.000
6.050%, 04/15/28	4,323	4,455
Rfna
Callable 02/15/27 @ $103.938
7.875%, 02/15/30(A)	1,070	1,095
Rithm Capital
Callable 04/01/26 @ $104.000
8.000%, 04/01/29(A)	1,940	1,960
6.250%, 10/15/25(A)	1,308	1,308
Rocket Software
Callable 07/13/25 @ $103.000
9.000%, 11/28/28(A)	4,916	5,068
RR Donnelley & Sons
Callable 08/01/26 @ $104.750
9.500%, 08/01/29(A)	2,434	2,434
SCIH Salt Holdings
Callable 08/02/25 @ $101.219
4.875%, 05/01/28(A)	1,644	1,602
Select Medical
Callable 12/01/27 @ $103.125
6.250%, 12/01/32(A)	2,443	2,458
Service International
Callable 10/15/27 @ $102.875
5.750%, 10/15/32	1,006	1,016
Service Properties Trust
Callable 08/15/25 @ $100.000
5.250%, 02/15/26	6,653	6,621
Callable 07/15/27 @ $100.000
3.950%, 01/15/28	3,366	3,109
Six Flags Entertainment
7.000%, 07/01/25(A)	2,364	2,364

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Sixth Street Lending Partners
Callable 12/15/29 @ $100.000
5.750%, 01/15/30	$1,601	$1,605
SPX FLOW
Callable 08/02/25 @ $104.375
8.750%, 04/01/30(A)	5,657	5,869
Starwood Property Trust
Callable 10/01/28 @ $100.000
7.250%, 04/01/29(A)	1,488	1,565
Callable 10/15/29 @ $100.000
6.000%, 04/15/30(A)	1,922	1,944
Sunoco
Callable 08/02/25 @ $100.000
6.000%, 04/15/27	1,726	1,726
Surgery Center Holdings
Callable 04/15/27 @ $103.625
7.250%, 04/15/32(A)	1,698	1,730
Tenet Healthcare
Callable 07/18/25 @ $100.000
6.250%, 02/01/27	2,017	2,017
TKC Holdings
Callable 08/02/25 @ $101.719
6.875%, 05/15/28(A)	2,787	2,770
TMS International
Callable 07/13/25 @ $101.563
6.250%, 04/15/29(A)	2,440	2,320
TriMas
Callable 08/02/25 @ $101.031
4.125%, 04/15/29(A)	2,567	2,439
Triumph Group
Callable 07/15/25 @ $104.500
9.000%, 03/15/28(A)	5,753	6,012
US Acute Care Solutions
Callable 05/15/26 @ $104.875
9.750%, 05/15/29(A)	1,957	2,019
Warnermedia Holdings
Callable 01/15/29 @ $100.000
4.054%, 03/15/29	1,342	1,250

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Windsor Holdings III
Callable 06/15/26 @ $104.250
8.500%, 06/15/30(A)	$1,599	$1,714
XHR
Callable 05/15/27 @ $103.313
6.625%, 05/15/30(A)	617	629

		285,438
TOTAL CORPORATE OBLIGATIONS
(Cost $500,138) (000)		515,127

ASSET-BACKED SECURITIES — 17.8%

BERMUDA — 0.1%
Eagle RE, Ser 2023-1, Cl M2
Callable 09/25/28 @ $100.000
9.505%, SOFR30A + 5.200%, 09/26/33(A)(B)	1,150	1,219
Rad CLO, Ser 2023-20A, Cl E
Callable 07/20/25 @ $100.000
12.352%, TSFR3M + 8.080%, 07/20/36(A)(B)	250	249
		1,468
CAYMAN ISLANDS — 5.8%
Anchorage Capital CLO, Ser 2024-28A, Cl E
Callable 01/20/26 @ $100.000
11.220%, TSFR3M + 6.950%, 04/20/37(A)(B)	1,420	1,420
Anchorage Capital CLO, Ser 2024-29A, Cl E
Callable 07/20/26 @ $100.000
11.110%, TSFR3M + 6.840%, 07/20/37(A)(B)	1,500	1,501
Anchorage Capital CLO, Ser 2025-17A, Cl ER
Callable 04/15/27 @ $100.000
9.856%, TSFR3M + 5.600%, 02/15/38(A)(B)	250	250
Anchorage Capital CLO, Ser 2025-21A, Cl ER
Callable 01/20/26 @ $100.000
10.520%, TSFR3M + 6.250%, 10/20/34(A)(B)	470	468
Apidos CLO XV, Ser 2018-15A, Cl ERR
Callable 07/20/25 @ $100.000
10.231%, TSFR3M + 5.962%, 04/20/31(A)(B)	1,000	996

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Apidos CLO XXII, Ser 2020-22A, Cl DR
Callable 07/20/25 @ $100.000
11.281%, TSFR3M + 7.012%, 04/20/31(A)(B)	$1,000	$1,000
Apidos CLO XXIII, Ser 2025-23A, Cl ERR
Callable 10/15/25 @ $100.000
9.456%, TSFR3M + 5.200%, 04/15/33(A)(B)	150	149
ARES LII CLO, Ser 2025-52A, Cl ERR
Callable 10/22/25 @ $100.000
9.772%, TSFR3M + 5.500%, 04/22/31(A)(B)	110	110
ARES XLV CLO, Ser 2024-45A, Cl ER
Callable 07/15/25 @ $100.000
9.506%, TSFR3M + 5.250%, 10/15/30(A)(B)	1,780	1,771
BSL CLO 2, Ser 2021-2A, Cl E
Callable 07/15/25 @ $100.000
11.228%, TSFR3M + 6.972%, 04/15/34(A)(B)	250	234
Carlyle US CLO, Ser 2023-3A, Cl E
Callable 10/15/25 @ $100.000
12.656%, TSFR3M + 8.400%, 10/15/36(A)(B)	410	412
CarVal CLO II, Ser 2024-1A, Cl ER2
Callable 07/20/25 @ $100.000
10.770%, TSFR3M + 6.500%, 04/20/32(A)(B)	1,000	990
CarVal CLO III, Ser 2025-2A, Cl ER2
Callable 04/20/26 @ $100.000
10.270%, TSFR3M + 6.000%, 07/20/32(A)(B)	490	485
CIFC Funding, Ser 2017-4A, Cl D
Callable 07/24/25 @ $100.000
10.637%, TSFR3M + 6.362%, 10/24/30(A)(B)	700	697
Dewolf Park CLO, Ser 2017-1A, Cl E
Callable 07/15/25 @ $100.000
10.718%, TSFR3M + 6.462%, 10/15/30(A)(B)	300	300
Dryden CLO, Ser 2018-60A, Cl D
Callable 07/15/25 @ $100.000
7.518%, TSFR3M + 3.262%, 07/15/31(A)(B)	300	299
Eaton Vance CLO, Ser 2013-1A, Cl D3R
Callable 07/15/25 @ $100.000
11.318%, TSFR3M + 7.062%, 01/15/34(A)(B)	1,500	1,487
Elmwood CLO 21, Ser 2023-8A, Cl ER
Callable 10/20/25 @ $100.000
10.770%, TSFR3M + 6.500%, 10/20/36(A)(B)	1,887	1,904

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Elmwood CLO 30, Ser 2024-6A, Cl E
Callable 07/17/26 @ $100.000
9.530%, TSFR3M + 5.250%, 07/17/37(A)(B)	$500	$500
Elmwood CLO II, Ser 2024-2A, Cl A2RR
Callable 10/20/26 @ $100.000
5.820%, TSFR3M + 1.550%, 10/20/37(A)(B)	11,000	11,010
Empower CLO, Ser 2023-2A, Cl E
Callable 10/15/25 @ $100.000
12.506%, TSFR3M + 8.250%, 07/15/36(A)(B)	1,530	1,530
Empower CLO, Ser 2024-1A, Cl D2
Callable 04/25/26 @ $100.000
9.250%, 04/25/37(A)	250	252
Empower CLO, Ser 2024-1A, Cl E
Callable 04/25/26 @ $100.000
10.782%, TSFR3M + 6.500%, 04/25/37(A)(B)	250	250
Empower CLO, Ser 2024-1A, Cl ER
Callable 10/20/26 @ $100.000
10.170%, TSFR3M + 5.900%, 10/20/37(A)(B)	660	660
Fillmore Park CLO, Ser 2018-1A, Cl E
Callable 07/15/25 @ $100.000
9.918%, TSFR3M + 5.662%, 07/15/30(A)(B)	788	785
Fortress Credit BSL III, Ser 2015-1A, Cl ER
Callable 07/18/25 @ $100.000
10.721%, TSFR3M + 6.452%, 04/18/31(A)(B)	1,000	996
Fortress Credit BSL VII, Ser 2024-1A, Cl ER
Callable 10/23/25 @ $100.000
9.779%, TSFR3M + 5.500%, 07/23/32(A)(B)	1,750	1,744
Fortress Credit BSL VIII, Ser 2019-2A, Cl E
Callable 07/20/25 @ $100.000
11.541%, TSFR3M + 7.272%, 10/20/32(A)(B)	1,000	993
Galaxy XXVI CLO, Ser 2018-26A, Cl E
Callable 08/22/25 @ $100.000
10.438%, TSFR3M + 6.112%, 11/22/31(A)(B)	1,500	1,495
Generate CLO, Ser 2023-3A, Cl E2R
Callable 01/20/26 @ $100.000
12.100%, TSFR3M + 7.830%, 10/20/36(A)(B)	1,250	1,247
Generate CLO, Ser 2024-14A, Cl E
Callable 04/22/26 @ $100.000
11.029%, TSFR3M + 6.750%, 04/22/37(A)(B)	1,780	1,783

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Generate CLO, Ser 2024-2A, Cl ER2
Callable 10/22/26 @ $100.000
11.622%, TSFR3M + 7.350%, 10/22/37(A)(B)	$100	$99
Generate CLO, Ser 2024-6A, Cl AR2
Callable 10/22/26 @ $100.000
5.672%, TSFR3M + 1.400%, 10/22/37(A)(B)	10,000	10,028
Goldentree Loan Management US CLO, Ser 2019-5A, Cl E
Callable 07/20/25 @ $100.000
9.381%, TSFR3M + 5.112%, 10/20/32(A)(B)	520	505
Goldentree Loan Management US CLO, Ser 2025-6A, Cl ER2
Callable 10/20/25 @ $100.000
8.770%, TSFR3M + 4.500%, 04/20/35(A)(B)	3,800	3,805
Greywolf CLO IV, Ser 2021-1A, Cl DR
Callable 07/17/25 @ $100.000
11.400%, TSFR3M + 7.120%, 04/17/34(A)(B)	1,500	1,493
KKR CLO, Ser 2018-23, Cl E
Callable 07/20/25 @ $100.000
10.531%, TSFR3M + 6.262%, 10/20/31(A)(B)	1,000	962
Madison Park Funding XXVII, Ser 2025-27A, Cl ER
Callable 04/20/27 @ $100.000
9.817%, TSFR3M + 5.500%, 04/20/38(A)(B)	250	243
Meacham Park CLO, Ser 2024-1A, Cl E
Callable 10/20/26 @ $100.000
9.620%, TSFR3M + 5.350%, 10/20/37(A)(B)	1,500	1,504
Neuberger Berman Loan Advisers CLO, Ser 2024-29A, Cl A2R
Callable 01/19/27 @ $100.000
5.790%, TSFR3M + 1.520%, 01/19/39(A)(B)	11,700	11,715
Neuberger Berman Loan Advisers CLO, Ser 2025-38A, Cl ER2
Callable 04/20/26 @ $100.000
8.870%, TSFR3M + 4.600%, 10/20/36(A)(B)	1,000	979
Neuberger Berman Loan Advisers CLO, Ser 2025-46A, Cl ER
Callable 01/20/26 @ $100.000
9.420%, TSFR3M + 5.150%, 01/20/37(A)(B)	250	249
Northwoods Capital XII-B, Ser 2024-12BA, Cl BR
Callable 09/15/25 @ $100.000
6.019%, TSFR3M + 1.700%, 06/15/31(A)(B)	10,500	10,518

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Oaktree CLO, Ser 2019-4A, Cl ERR
Callable 07/20/26 @ $100.000
10.860%, TSFR3M + 6.590%, 07/20/37(A)(B)	$250	$250
Oaktree CLO, Ser 2022-1A, Cl E
Callable 08/15/25 @ $100.000
12.086%, TSFR3M + 7.760%, 05/15/33(A)(B)	1,250	1,245
Oaktree CLO, Ser 2023-2A, Cl E
Callable 07/20/25 @ $100.000
12.922%, TSFR3M + 8.650%, 07/20/36(A)(B)	250	249
Octagon Investment Partners 29, Ser 2024-1A, Cl ER2
Callable 07/18/26 @ $100.000
11.440%, TSFR3M + 7.170%, 07/18/39(A)(B)	1,500	1,501
Octagon Investment Partners 45, Ser 2022-1A, Cl ER
Callable 07/15/25 @ $100.000
11.076%, TSFR3M + 6.820%, 04/15/35(A)(B)	500	469
Octagon Investment Partners 48, Ser 2024-3A, Cl ER2
Callable 10/15/26 @ $100.000
11.006%, TSFR3M + 6.750%, 01/15/39(A)(B)	1,000	1,002
OHA Credit Partners VII, Ser 2025-7A, Cl ER4
Callable 02/20/27 @ $100.000
8.822%, TSFR3M + 4.500%, 02/20/38(A)(B)	2,000	1,971
OZLM Funding II, Ser 2012-2A, Cl DR2
Callable 07/30/25 @ $100.000
10.441%, TSFR3M + 6.162%, 07/30/31(A)(B)	640	638
OZLM IX, Ser 2014-9A, Cl DRR
Callable 07/20/25 @ $100.000
10.651%, TSFR3M + 6.382%, 10/20/31(A)(B)	480	439
OZLM XIV, Ser 2025-14A, Cl DR3
Callable 01/15/27 @ $100.000
12.406%, TSFR3M + 8.150%, 01/15/38(A)(B)	250	249
Peace Park CLO, Ser 2021-1A, Cl E
Callable 07/20/25 @ $100.000
10.531%, TSFR3M + 6.262%, 10/20/34(A)(B)	100	100
Rad CLO, Ser 2020-7A, Cl FR
Callable 07/17/25 @ $100.000
11.410%, TSFR3M + 7.130%, 04/17/36(A)(B)	320	306
Regatta XIV Funding, Ser 2018-3A, Cl E
10.493%, TSFR3M + 6.212%, 10/25/31(A)(B)	1,250	1,244

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — (continued)
Regatta XIX Funding, Ser 2022-1A, Cl E
Callable 07/20/25 @ $100.000
11.152%, TSFR3M + 6.880%, 04/20/35(A)(B)		$250	$249
Renew, Ser 2024-2A, Cl A
Callable 11/20/44 @ $100.000
5.326%, 11/20/60(A)		8,581	8,132
Sculptor CLO XXVII, Ser 2025-27A, Cl ER
Callable 01/20/26 @ $100.000
10.520%, TSFR3M + 6.250%, 07/20/34(A)(B)		340	328
Sycamore Tree CLO, Ser 2023-2A, Cl ER
Callable 01/20/26 @ $100.000
11.950%, TSFR3M + 7.680%, 01/20/37(A)(B)		1,000	1,005
Symphony CLO XX, Ser 2019-20A, Cl E
Callable 07/16/25 @ $100.000
10.812%, TSFR3M + 6.552%, 01/16/32(A)(B)		250	241
TIAA CLO I, Ser 2016-1A, Cl DR
Callable 07/20/25 @ $100.000
8.031%, TSFR3M + 3.762%, 07/20/31(A)(B)		500	499
TICP CLO VII, Ser 2017-7A, Cl ER
Callable 07/15/25 @ $100.000
11.568%, TSFR3M + 7.312%, 04/15/33(A)(B)		1,830	1,823
			101,758
IRELAND — 0.3%
Barings Euro CLO, Ser 2024-1A, Cl D
Callable 01/20/26 @ $100.000
7.244%, EUR003M + 4.500%, 07/20/37(A)(B)	EUR	1,500	1,774
Hayfin Emerald CLO V DAC, Ser 2024-5A, Cl ER
Callable 11/17/25 @ $100.000
9.177%, EUR003M + 7.050%, 11/17/37(A)(B)		2,760	3,265
			5,039
JERSEY — 0.2%
Boyce Park CLO, Ser 2022-1A, Cl E
Callable 07/21/25 @ $100.000
10.522%, TSFR3M + 6.250%, 04/21/35(A)(B)		$1,000	999
Dryden CLO, Ser 2023-107A, Cl E
Callable 08/15/25 @ $100.000
12.056%, TSFR3M + 7.730%, 08/15/35(A)(B)		590	589

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)		Fair Value (000)
JERSEY — (continued)
ICG US CLO, Ser 2023-1A, Cl E
Callable 07/18/25 @ $100.000
13.080%, TSFR3M + 8.810%, 07/18/36(A)(B)		$740	$737
OCP CLO, Ser 2024-31A, Cl E
Callable 04/20/26 @ $100.000
11.170%, TSFR3M + 6.900%, 04/20/37(A)(B)		1,440	1,443
			3,768
LUXEMBOURG — 0.0%
SC Germany Compartment Consumer, Ser 2022-1, Cl E
Callable 02/14/28 @ $100.000
10.392%, EUR001M + 8.500%, 10/14/36(B)	EUR	70	89
UNITED KINGDOM — 0.1%
London Cards No. 2, Ser 2024-2, Cl E
Callable 03/28/27 @ $100.000
9.724%, SONIA/N + 5.500%, 03/28/34(B)	GBP	200	283
Newday Funding Master Issuer, Ser 2024-3A, Cl E
Callable 11/15/27 @ $100.000
7.973%, SONIA/N + 3.750%, 11/15/32(A)(B)		780	1,090
			1,373
UNITED STATES — 11.3%
Accelerated, Ser 2024-1A, Cl A
Callable 12/22/31 @ $100.000
4.680%, 08/22/44(A)		$4,659	4,632
ACHM Trust, Ser 2024-HE2, Cl A
Callable 02/25/31 @ $100.000
5.350%, 10/25/39(A)		8,635	8,622
ACHM Trust, Ser 2025-HE1, Cl A
Callable 10/25/31 @ $100.000
5.920%, 03/25/55(A)(B)		3,292	3,325
ACHV ABS Trust, Ser 2023-3PL, Cl D
Callable 03/18/26 @ $100.000
8.360%, 08/19/30(A)		1,000	1,015
ACHV ABS Trust, Ser 2023-4CP, Cl E
Callable 02/25/26 @ $100.000
10.500%, 11/25/30(A)		500	516

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
ACHV ABS Trust, Ser 2024-2PL, Cl D
Callable 04/25/27 @ $100.000
6.400%, 10/27/31(A)	$2,398	$2,404
Affirm Asset Securitization Trust, Ser 2023-X1, Cl D
Callable 07/15/25 @ $100.000
9.550%, 11/15/28(A)	110	112
Affirm Asset Securitization Trust, Ser 2024-A, Cl D
Callable 02/15/26 @ $100.000
6.890%, 02/15/29(A)	1,300	1,312
Affirm Asset Securitization Trust, Ser 2024-B, Cl E
Callable 09/15/26 @ $100.000
7.350%, 09/15/29(A)	2,000	1,997
Affirm Master Trust, Ser 2025-1A, Cl E
Callable 02/15/27 @ $100.000
7.180%, 02/15/33(A)	5,000	4,986
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl G
Callable 09/15/27 @ $100.000
12.748%, 05/17/32(A)	369	376
Ally Bank Auto Credit-Linked Notes, Ser 2024-B, Cl G
Callable 01/15/28 @ $100.000
11.395%, 09/15/32(A)	484	482
AMSR Trust, Ser 2023-SFR2, Cl F2
3.950%, 06/17/40(A)	640	572
Aqua Finance Trust, Ser 2024-A, Cl A
Callable 09/17/31 @ $100.000
4.810%, 04/18/50(A)	7,162	7,161
Ascent Education Funding Trust, Ser 2024-A, Cl C
Callable 05/25/34 @ $100.000
8.010%, 10/25/50(A)	130	134
Avant Loans Funding Trust, Ser 2025-REV1, Cl D
Callable 12/15/26 @ $100.000
8.390%, 05/15/34(A)	725	726
Avis Budget Rental Car Funding AESOP, Ser 2025-8A, Cl D
7.520%, 02/20/30(A)	140	143
BRAVO Residential Funding Trust, Ser 2024-CES2, Cl A1A
Callable 09/25/27 @ $100.000
5.549%, 09/25/54(A)(C)	8,885	8,916

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl B
11.590%, 07/15/27(A)	$500	$502
Carvana Auto Receivables Trust, Ser 2024-N3, Cl E
Callable 11/10/29 @ $100.000
7.660%, 04/12/32(A)	2,120	2,151
Carvana Auto Receivables Trust, Ser 2025-N1, Cl E
Callable 05/10/30 @ $100.000
7.730%, 08/10/32(A)	5,058	5,139
Cologix Data Centers US Issuer, Ser 2021-1A, Cl C
Callable 07/25/25 @ $100.000
5.990%, 12/26/51(A)	2,000	1,934
Consolidated Communications, Ser 2025-1A, Cl C
Callable 05/20/28 @ $100.000
9.408%, 05/20/55(A)	1,500	1,569
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl E
Callable 07/15/29 @ $100.000
7.950%, 03/15/33(A)	2,620	2,702
CPS Auto Receivables Trust, Ser 2024-B, Cl E
Callable 07/15/28 @ $100.000
8.360%, 11/17/31(A)	700	728
Ent Auto Receivables Trust, Ser 2023-1A, Cl D
Callable 06/15/28 @ $100.000
7.700%, 03/17/31(A)	1,560	1,644
Equify ABS, Ser 2024-1A, Cl A
Callable 09/15/28 @ $100.000
5.430%, 04/18/33(A)	3,945	3,947
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl E
Callable 03/15/28 @ $100.000
9.570%, 02/18/31(A)	1,290	1,411
Exeter Automobile Receivables Trust, Ser 2025-3A, Cl E
Callable 02/15/30 @ $100.000
7.520%, 12/15/32(A)	3,830	3,927
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl E
Callable 03/15/30 @ $100.000
8.440%, 12/15/32(A)	550	561

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FIGRE Trust, Ser 2024-HE4, Cl A
5.056%, 09/25/54(A)(B)	$8,430	$8,429
FIGRE Trust, Ser 2024-HE6, Cl A
Callable 07/25/32 @ $100.000
5.724%, 12/25/54(A)(B)	4,018	4,056
FIGRE Trust, Ser 2025-HE3, Cl E
Callable 11/25/32 @ $100.000
8.103%, 05/25/55(A)(B)	710	725
FIP Master Funding, Ser 2024-1A, Cl A1
4.880%, 10/15/54(A)	7,987	7,963
Flatiron CLO 23, Ser 2025-1A, Cl ER
Callable 07/17/26 @ $100.000
9.261%, TSFR3M + 4.950%, 04/17/36(A)(B)	2,100	2,092
Flexential Issuer, Ser 2021-1A, Cl A2
Callable 11/25/25 @ $100.000
3.250%, 11/27/51(A)	5,868	5,679
Flexential Issuer, Ser 2021-1A, Cl B
Callable 11/25/25 @ $100.000
3.720%, 11/27/51(A)	1,500	1,432
Flexential Issuer, Ser 2021-1A, Cl C
Callable 11/25/25 @ $100.000
6.930%, 11/27/51(A)	5,000	4,911
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl E
Callable 09/15/29 @ $100.000
7.190%, 03/15/32(A)	4,250	4,295
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl E
Callable 12/15/29 @ $100.000
7.730%, 06/15/32(A)	1,720	1,770
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl C
8.940%, 10/20/46(A)	927	964
Hertz Vehicle Financing III, Ser 2021-2A, Cl D
4.340%, 12/27/27(A)	510	489
Hertz Vehicle Financing III, Ser 2023-1A, Cl 1D
9.130%, 06/25/27(A)	470	475
Hertz Vehicle Financing III, Ser 2023-2A, Cl D
9.400%, 09/25/29(A)	250	257
Hertz Vehicle Financing III, Ser 2023-4A, Cl D
9.440%, 03/25/30(A)	290	298

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)		Fair Value (000)
UNITED STATES — (continued)
Hertz Vehicle Financing III, Ser 2025-1A, Cl D
Callable 09/25/28 @ $100.000
7.980%, 09/25/29(A)	$580		$578
Hertz Vehicle Financing III, Ser 2025-2A, Cl D
Callable 09/25/30 @ $100.000
8.340%, 09/25/31(A)	1,280		1,252
Hertz Vehicle Financing, Ser 2022-2A, Cl D
Callable 06/25/27 @ $100.000
5.160%, 06/26/28(A)	250		239
Hertz Vehicle Financing, Ser 2022-5A, Cl D
Callable 09/25/27 @ $100.000
6.780%, 09/25/28(A)	1,370		1,339
Home RE, Ser 2023-1, Cl M2
Callable 10/25/28 @ $100.000
10.305%, SOFR30A + 6.000%, 10/25/33(A)(B)	720		771
Hotwire Funding, Ser 2024-1A, Cl C
Callable 06/20/27 @ $100.000
9.188%, 06/20/54(A)	140		147
Island Finance Trust, Ser 2025-1A, Cl B
Callable 11/17/26 @ $100.000
7.950%, 03/19/35(A)	300		308
Island Finance Trust, Ser 2025-1A, Cl C
Callable 11/17/26 @ $100.000
10.000%, 03/19/35(A)	350		352
Kapitus Asset Securitization V, Ser 2025-1A, Cl D
Callable 05/10/27 @ $100.000
10.920%, 04/10/32(A)	550		550
Laurel Road Prime Student Loan Trust, Ser 2017-B, Cl R
Callable 07/25/25 @ $100.000
0.000%, 08/25/42(A)(D)	–	^	26
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
Callable 08/20/27 @ $100.000
6.770%, 09/22/36(A)	570		588
Marlette Funding Trust, Ser 2023-2A, Cl D
Callable 05/15/27 @ $100.000
7.920%, 06/15/33(A)	1,670		1,727
MPOWER Education Trust, Ser 2025-A, Cl A
6.620%, 07/21/42(A)	3,061		3,080

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
OnDeck Asset Securitization IV, Ser 2025-1A, Cl D
Callable 04/17/27 @ $100.000
8.770%, 04/19/32(A)	$100	$100
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl C
Callable 10/17/26 @ $100.000
7.030%, 10/17/31(A)	1,300	1,296
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl D
Callable 10/17/26 @ $100.000
9.490%, 10/17/31(A)	140	141
Oportun Funding Trust, Ser 2024-3, Cl D
Callable 11/15/26 @ $100.000
9.600%, 08/15/29(A)	1,000	1,036
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl D
Callable 05/15/27 @ $100.000
6.988%, 12/15/32(A)	200	203
PEAC Solutions Receivables, Ser 2024-2A, Cl A3
Callable 07/20/27 @ $100.000
4.650%, 10/20/31(A)	5,000	5,018
Progress Residential Trust, Ser 2024-SFR2, Cl F
3.650%, 04/17/41(A)(B)	690	609
Progress Residential Trust, Ser 2024-SFR4, Cl F1
3.400%, 07/17/41(A)	140	124
Purchasing Power Funding, Ser 2024-A, Cl D
7.260%, 08/15/28(A)	450	455
QTS Issuer ABS I, Ser 2025-1A, Cl B
Callable 05/25/28 @ $100.000
5.928%, 05/25/55(A)	2,250	2,280
Radnor RE, Ser 2022-1, Cl M2
Callable 12/25/27 @ $100.000
12.805%, SOFR30A + 8.500%, 09/25/32(A)(B)	6,500	7,335
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
Callable 09/25/27 @ $100.000
5.158%, 10/25/44(A)(C)	4,247	4,235
Reach ABS Trust, Ser 2025-1A, Cl D
Callable 06/15/29 @ $100.000
7.750%, 08/16/32(A)	260	260

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Regional Management Issuance Trust, Ser 2024-1, Cl D
Callable 06/15/27 @ $100.000
7.460%, 07/15/36(A)	$2,500	$2,595
Republic Finance Issuance Trust, Ser 2024-B, Cl D
Callable 11/20/27 @ $100.000
8.830%, 11/20/37(A)	2,970	3,015
STAR Trust, Ser 2024-SFR4, Cl A
6.062%, TSFR1M + 1.750%, 10/17/41(A)(B)	9,985	10,047
Switch ABS Issuer, Ser 2024-2A, Cl C
Callable 06/25/27 @ $100.000
10.033%, 06/25/54(A)	4,500	4,660
Towd Point Asset Trust, Ser 2021-SL1, Cl D
6.132%, TSFR1M + 1.814%, 11/20/61(A)(B)	3,130	2,932
Uniti Fiber Abs Issuer, Ser 2025-1A, Cl C
Callable 10/20/28 @ $100.000
9.120%, 04/20/55(A)	3,000	3,097
Upgrade Receivables Trust, Ser 2024-1A, Cl D
Callable 07/15/28 @ $100.000
8.900%, 02/18/31(A)	1,500	1,530
Upgrade Receivables Trust, Ser 2024-1A, Cl E
Callable 07/15/28 @ $100.000
11.530%, 02/18/31(A)	3,040	3,098
Upstart Securitization Trust, Ser 2023-2, Cl C
Callable 04/20/27 @ $100.000
11.870%, 06/20/33(A)	1,134	1,213
Upstart Securitization Trust, Ser 2025-2, Cl D
Callable 07/20/29 @ $100.000
8.000%, 06/20/35(A)	2,580	2,597
US Bank, Ser 2023-1, Cl D
Callable 09/25/26 @ $100.000
13.597%, 08/25/32(A)	264	268
Vantage Data Centers Issuer, Ser 2020-1A, Cl A2
Callable 07/15/25 @ $100.000
1.645%, 09/15/45(A)	5,000	4,961
Verdant Receivables, Ser 2024-1A, Cl D
Callable 08/12/28 @ $100.000
7.230%, 12/12/31(A)	570	591

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Vista Point Securitization Trust, Ser 2024-CES2, Cl A1
Callable 09/25/27 @ $100.000
5.252%, 10/25/54(A)(C)	$6,706	$6,663
VStrong Auto Receivables Trust, Ser 2023-A, Cl E
Callable 04/15/28 @ $100.000
9.990%, 12/16/30(A)	540	576
Westgate Resorts, Ser 2023-1A, Cl D
Callable 04/20/27 @ $100.000
10.140%, 12/20/37(A)	251	258
Westgate Resorts, Ser 2024-1A, Cl D
Callable 11/20/27 @ $100.000
9.260%, 01/20/38(A)	1,116	1,134
		200,765
TOTAL ASSET-BACKED SECURITIES
(Cost $311,649) (000)		314,260

CONVERTIBLE BONDS — 6.3%

CANADA — 0.1%
Shopify
0.125%, 11/01/25	2,294	2,321

CHINA — 1.1%
Alibaba Group Holding
0.500%, 06/01/31	4,628	5,895
JD.com
0.250%, 06/01/29	6,093	6,340
Trip.com Group
0.750%, 06/15/29	6,298	6,988
		19,223
UNITED STATES — 5.1%
Akamai Technologies
0.250%, 05/15/33(A)	6,512	6,724
Alliant Energy
3.875%, 03/15/26	793	815
Bloom Energy
3.000%, 06/01/28	767	1,134
Cable One
0.000%, 03/15/26(E)	1,610	1,523

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount (000)	Fair Value (000)
CMS Energy
3.375%, 05/01/28	$1,983	$2,108
Coinbase Global
0.250%, 04/01/30	1,815	2,370
Dexcom
0.375%, 05/15/28	5,032	4,720
Duke Energy
4.125%, 04/15/26	4,054	4,289
Exact Sciences
2.000%, 03/01/30(A)	1,627	1,643
FirstEnergy
3.625%, 01/15/29(A)	6,452	6,530
Ford Motor
0.000%, 03/15/26(E)	1,318	1,302
GameStop
0.000%, 04/01/30(A)(E)	4,849	5,237
JetBlue Airways
2.500%, 09/01/29(A)	3,989	3,668
MARA Holdings
0.000%, 03/01/30(A)(E)	1,830	1,641
MicroStrategy
0.000%, 12/01/29(A)(E)	4,618	4,357
NCL
1.125%, 02/15/27	3,984	3,914
Northern Oil & Gas
3.625%, 04/15/29	2,475	2,580
3.625%, 04/15/29(A)	794	828
Opendoor Technologies
7.000%, 05/15/30(A)	1,213	876
PennyMac
8.500%, 06/01/29	825	833
PG&E
4.250%, 12/01/27	6,701	6,649
Redwood Trust
7.750%, 06/15/27	5,734	5,665
Rexford Industrial Realty
4.125%, 03/15/29(A)	1,349	1,318
Rivian Automotive
3.625%, 10/15/30	1,417	1,270
Southern
3.250%, 06/15/28(A)	6,746	6,780

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount (000)	Fair Value (000)
Super Micro Computer
3.500%, 03/01/29	$3,675	$3,829
Trump Media & Technology Group
0.000%, 05/29/28(A)(E)	2,144	2,026
TXNM Energy
5.750%, 06/01/54	1,439	1,864
Wayfair
3.500%, 11/15/28	3,068	4,145
		90,638
TOTAL CONVERTIBLE BONDS
(Cost $111,956) (000)		112,182

U.S. TREASURY OBLIGATIONS — 1.4%

U.S. Treasury Bills
4.281%, 09/04/25(G)	10,000	9,923
4.255%, 08/12/25(G)	10,000	9,950
U.S. Treasury Note
4.625%, 06/15/27	5,000	5,083

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,946) (000)		24,956

PREFERRED STOCK — 1.0%

	Shares
UNITED STATES — 1.0%

Financials — 0.3%
Apollo Global Management, 6.750%	37,500	2,807
New York Mortgage Trust, 6.875%	34,100	721
PennyMac Mortgage Investment Trust, 9.000%	44,449	1,114
TPG RE Finance Trust, 6.250%	12,403	212
Western Alliance Bancorp, 4.250%	19,200	419
		5,273

Industrials — 0.3%
Chart Industries, 6.750%	95,720	5,781

Information Technology — 0.1%
Hewlett Packard Enterprise, 7.625%	29,004	1,708

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

PREFERRED STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)		(continued)

Materials — 0.2%
Albemarle, 7.250%	74,489	$2,391

Real Estate — 0.0%
Brookfield Property Partners, 6.250%	20,460	305
Pebblebrook Hotel Trust, 5.700%	425	7
Vornado Realty Trust, 4.450%	175	2
		314

Utilities — 0.1%
NextEra Energy, 7.299%	27,003	1,272

TOTAL PREFERRED STOCK
(Cost $16,284) (000)		16,739

PURCHASED SWAPTIONS — 0.8%

	Notional Amount (000)
PURCHASED SWAPTIONS
Total Purchased Swaptions(H)
(Cost $–) (000)	$360,000	$14,345

PURCHASED OPTIONS — 0.7%

	Contracts
PURCHASED OPTIONS
Total Purchased Options(H)
(Cost $12,995) (000)	4,992	$12,941

EXCHANGE-TRADED FUND — 0.5%

	Shares
UNITED STATES — 0.5%
iShares Bitcoin Trust ETF *	150,471	9,210
TOTAL EXCHANGE-TRADED FUND
(Cost $8,901) (000)		9,210

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

SHORT-TERM INVESTMENT — 0.6%

	Shares	Fair Value (000)
BlackRock Cash Funds Treasury Fund - Institutional Shares
4.270%(I)	10,320,580	$10,321

TOTAL SHORT-TERM INVESTMENT
(Cost $10,321) (000)		10,321

TOTAL INVESTMENTS — 207.8%
(Cost $3,552,868) (000)		$3,678,404

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — (1.7)%

	Face Amount (000)	Fair Value (000)
FRANCE — (0.1)%
Forvia
8.000%, 06/15/30 (A)	$(1,591)	(1,630)

UNITED STATES — (1.6)%
AmeriGas Partners
9.375%, 06/01/28 (A)	(1,046)	(1,079)
Avis Budget Car Rental
5.375%, 03/01/29 (A)	(2,276)	(2,194)
B&G Foods
8.000%, 09/15/28 (A)	(1,670)	(1,608)
Bread Financial Holdings
8.375%, 06/15/35 (A)(B)	(2,253)	(2,268)
Cable One
4.000%, 11/15/30 (A)	(1,910)	(1,505)
Celanese US Holdings
6.500%, 04/15/30	(1,073)	(1,099)
Hilton Grand Vacations Borrower
5.000%, 06/01/29 (A)	(1,021)	(982)
Hudson Pacific Properties
5.950%, 02/15/28	(1,107)	(1,079)
Mauser Packaging Solutions Holding
7.875%, 04/15/27 (A)	(2,110)	(2,144)
Mavis Tire Express Services Topco
6.500%, 05/15/29 (A)	(2,345)	(2,303)
NESCO Holdings II
5.500%, 04/15/29 (A)	(1,675)	(1,632)
Nexstar Media
4.750%, 11/01/28 (A)	(3,213)	(3,130)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Olympus Water US Holding
7.250%, 06/15/31 (A)	$(1,613)	$(1,645)
Paramount Global
4.950%, 01/15/31	(1,065)	(1,035)
Specialty Building Products Holdings
7.750%, 10/15/29 (A)	(1,631)	(1,603)
Star Parent
9.000%, 10/01/30 (A)	(1,030)	(1,083)
TEGNA
5.000%, 09/15/29	(1,135)	(1,084)
Univision Communications
7.375%, 06/30/30 (A)	(1,090)	(1,071)

		(28,544)
TOTAL CORPORATE OBLIGATIONS
(Proceeds $(29,251)) (000)		(30,174)

U.S. TREASURY OBLIGATION — (1.2)%

U.S. Treasury Note
4.625%, 06/15/27	(20,000)	(20,331)

Total U.S. Treasury Obligation
(Proceeds $(20,098)) (000)		(20,331)

COMMON STOCK — (3.1)%

	Shares
CANADA — 0.0%

Information Technology — 0.0%
Shopify, Cl A	(3,718)	(429)

CHINA — (0.6)%

Consumer Discretionary — (0.6)%
Alibaba Group Holding ADR	(35,130)	(3,984)
JD.com ADR	(73,958)	(2,414)
Trip.com Group ADR	(63,843)	(3,744)
		(10,142)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (2.5)%

Communication Services — 0.0%
Trump Media & Technology Group	(24,376)	$(440)

Consumer Discretionary — (0.4)%
Ford Motor	(29,008)	(315)
GameStop, Cl A	(109,148)	(2,662)
Norwegian Cruise Line Holdings	(34,896)	(708)
Rivian Automotive, Cl A	(48,301)	(663)
Wayfair, Cl A	(49,197)	(2,516)
		(6,864)

Energy — (0.1)%
Northern Oil & Gas	(53,805)	(1,525)

Financials — (0.2)%
Apollo Global Management	(17,686)	(2,509)
Coinbase Global, Cl A	(4,251)	(1,490)
		(3,999)

Health Care — (0.1)%
Dexcom	(12,492)	(1,091)
Exact Sciences	(10,972)	(583)
Tempus AI, Cl A	(5,749)	(365)
		(2,039)

Industrials — (0.5)%
Bloom Energy, Cl A	(32,541)	(778)
Chart Industries	(28,706)	(4,726)
JetBlue Airways	(508,384)	(2,151)
		(7,655)

Information Technology — (0.5)%
Akamai Technologies	(48,317)	(3,854)
Hewlett Packard Enterprise	(67,289)	(1,376)
MARA Holdings	(49,543)	(777)
MicroStrategy, Cl A	(4,383)	(1,772)
Super Micro Computer	(28,560)	(1,399)
Zscaler	(570)	(179)
		(9,357)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)

Materials — (0.1)%
Albemarle	(28,748)	$(1,802)

Real Estate — 0.0%
Opendoor Technologies	(378,139)	(202)
Rexford Industrial Realty	(3,919)	(139)
		(341)

Utilities — (0.6)%
Alliant Energy	(5,234)	(316)
CMS Energy	(13,262)	(919)
Duke Energy	(16,771)	(1,979)
FirstEnergy	(43,010)	(1,732)
NextEra Energy	(12,668)	(879)
PG&E	(78,324)	(1,092)
Southern	(18,400)	(1,690)
TXNM Energy	(25,873)	(1,457)
		(10,064)
		(44,086)
TOTAL COMMON STOCK
(Proceeds $(53,537)) (000)		(54,657)

TOTAL SECURITIES SOLD SHORT — (6.0)%
(Proceeds $(102,886)) (000)		$(105,162)

WRITTEN SWAPTIONS — (0.8)%

	Notional Amount (000)
Total Written Swaptions(H)
(Premiums Received $–) (000)	$(410,000)	$(14,482)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

^	Amount rounds to less than $1(000).
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On June 30, 2025, the value of these securities amounted $1,087,819 (000) and represented 61.5% of net assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2025. The coupon on a step bond changes on a specified date.
(D)	No rate available.
(E)	Zero Coupon Security.
(F)	Perpetual security with no stated maturity date.
(G)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(H)	Refer to table below for details on Options Contracts.
(I)	Rate shown is the 7-day effective yield as of June 30, 2025. The BlackRock Cash Funds Treasury Fund's financial statements are available on the SEC's website at https://www.sec. gov.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

Open exchange traded options contracts held by the Fund at June 30, 2025, are as follows:

PURCHASED OPTIONS — 0.2%

	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS

UNITED STATES — 0.2%
10 Year U.S. Treasury Long Bond Future Option	1,027	$1,151	$111.00	07/25/25	$1,428
10 Year U.S. Treasury Long Bond Future Option	1,103	1,237	112.00	08/22/25	1,206
Chevron	68	974	155.00	07/18/25	1
ConocoPhillips	45	404	105.00	07/18/25	—
Exxon Mobil	153	1,649	120.00	07/18/25	1
					2,636
PUT OPTIONS

UNITED STATES — 0.0%
10 Year U.S. Treasury Long Bond Future Option	1,027	1,151	111.00	07/25/25	273
10 Year U.S. Treasury Long Bond Future Option	1,103	1,237	112.00	08/22/25	1,069
iShares Russell 2000 ETF	264	5,697	205.00	08/15/25	70
SPDR S&P 500 ETF Trust	120	7,414	545.00	07/18/25	3
SPDR S&P 500 ETF Trust	80	4,943	573.00	07/18/25	5
					1,420
Total Purchased Options					4,056

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

Open OTC options contracts held by the Fund at June 30, 2025, are as follows:

PURCHASED OPTIONS — 0.5%
	Counterparty	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — 0.5%
Convexity Dispersion Basket Option, Strike Price 14.09%(1)	Goldman Sachs	1	$50,000	14.09%	12/19/25	$7,585
Hybrid Binary Option, SPX Strike $6,006.7 and 2-Year SOFR Strike >3.5% <4.0%(2)	Goldman Sachs	1	$200,000	$6,006.70	12/19/25	1,300
Total Purchased Options						$8,885

(1)	A long volatility exposure that earns a daily coupon derived from the volatility of the underlying names in a basket of GS risk recycled single stocks.

	Top Underlying Components	Notional	Percentage of Notional
Equity	BNP Paribas SA	$441,447	5.82%
	Bayerische Motoren Werke AG	405,798	5.35%
	Stellantis NV	334,499	4.41%
	Tenet Healthcare Corp	282,921	3.73%
	Datadog Inc	269,268	3.55%
	ROBLOX Corp	241,961	3.19%
	Dexcom Inc	239,686	3.16%
	LVMH Moet Hennessy Louis Vuitton SE	234,377	3.09%
	Jabil Inc	232,860	3.07%
	JPMorgan Chase & Co	224,516	2.96%
	Trade Desk Inc	222,241	2.93%
	BASF SE	219,965	2.90%
	Bank of America Corp	212,380	2.80%
	Anglo American PLC	204,037	2.69%
	Lonza Group AG	200,244	2.64%
	Archer-Daniels-Midland Co	197,210	2.60%
	Cie Financiere Richemont SA	194,935	2.57%
	Regions Financial Corp	188,867	2.49%
	Garmin Ltd	185,074	2.44%
	UniCredit SpA	182,799	2.41%
	CDW Corp	179,006	2.36%
	GoDaddy Inc	175,214	2.31%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
KeyCorp	$172,180	2.27%
Petroleo Brasileiro SA - Petrobras	170,663	2.25%
Advanced Micro Devices Inc	167,629	2.21%
Dynatrace Inc	165,353	2.18%
Newmont Corp	164,595	2.17%
Atlassian Corp	161,561	2.13%
Shopify Inc	160,802	2.12%
Banca Monte dei Paschi di Siena SpA	157,768	2.08%
Netflix Inc	156,251	2.06%
Airbnb Inc	154,734	2.04%
Alcoa Corp	151,700	2.00%
Doordash Inc	145,632	1.92%
Gitlab Inc	134,255	1.77%
Roku Inc	132,738	1.75%
Monday.com Ltd	119,084	1.57%

(2)	This option contract is written with two strike conditions that must be met at expiry to exercise: SPX = $6,006.70 and 2-Year SOFR >3.5% <4.0%.

Open OTC swaptions contracts held by the Fund at June 30, 2025, are as follows:

Description	Counterparty	Notional Amount (000)	Strike Price	Expiration Date	Value (000)
PURCHASED SWAPTIONS — 0.8%
Call Swaptions
Swaption Receiver	Nomura	$60,000	4.27%	01/16/2035	$3,511

Put Swaptions
Swaption Payer	Nomura	300,000	4.40%	01/16/2035	10,834

Total Purchased
Swaptions		$360,000			$14,345
WRITTEN SWAPTIONS — (0.8)%
Put Swaptions
Swaption Payer	Nomura	$(60,000)	4.27%	01/16/2035	$(3,906)
Swaption Payer	Nomura	(350,000)	6.40%	01/16/2035	(10,576)

Total Written
Swaptions		$(410,000)			$(14,482)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

Open futures contracts held by the Fund at June 30, 2025, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
S&P 500 Annual Dividend Index	2,876	Dec-2027	$49,949	$55,974	$6,025

Short Contracts
3 Month SOFR	(927)	Mar-2026	$(224,424)	$(223,871)	$553
3 Month SOFR	(927)	Mar-2027	(224,199)	(224,693)	(494)
3 Month SOFR	(927)	Jun-2025	(223,228)	(221,704)	1,524
3 Month SOFR	(927)	Jun-2026	(224,510)	(224,380)	130
3 Month SOFR	(927)	Sep-2025	(223,928)	(222,457)	1,471
3 Month SOFR	(927)	Sep-2026	(224,043)	(224,647)	(604)
3 Month SOFR	(927)	Dec-2025	(224,246)	(223,245)	1,001
3 Month SOFR	(927)	Dec-2026	(224,584)	(224,728)	(144)
EURO STOXX® Quality Dividend 50 Index	(3,000)	Dec-2026	(54,590)^	(55,764)	(598)
U.S. 2-Year Treasury Note	(5,988)	Sep-2025	(1,240,919)	(1,245,644)	(4,725)
U.S. 10-Year Treasury Note	(7,073)	Sep-2025	(781,547)	(793,060)	(11,513)
U.S. Ultra Long Treasury Bond	(48)	Sep-2025	(5,518)	(5,718)	(200)
			(3,875,736)	(3,889,911)	(13,599)
			$(3,825,787)	$(3,833,937)	$(7,574)

^	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened. Notional amount is listed in Euro.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

Open forward foreign currency contracts held by the Fund at June 30, 2025, are as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
JPMorgan Chase	07/17/25	EUR	9,207	USD	10,573	$(284)
JPMorgan Chase	07/17/25	GBP	13,230	USD	17,716	(445)
JPMorgan Chase	07/17/25	USD	5,377	EUR	4,802	286
JPMorgan Chase	07/17/25	USD	9,163	GBP	6,905	316
						$(127)

Open centrally cleared swap contracts held by the Fund at June 30, 2025, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
3.880%	SOFR INDEX	Annually	09/17/2026	USD	17,000	$(36)	$–	$(36)
3.565%	SOFR INDEX	Annually	05/06/2027	USD	20,589	19	–	19
3.565%	SOFR INDEX	Annually	05/06/2027	USD	39,752	38	5	33
3.495%	SOFR INDEX	Annually	05/06/2028	USD	19,430	(9)	–	(9)
3.495%	SOFR INDEX	Annually	05/06/2028	USD	13,239	10	–	10
3.502%	SOFR INDEX	Annually	05/06/2029	USD	21,875	(29)	2	(31)
3.502%	SOFR INDEX	Annually	05/06/2029	USD	15,068	(20)	5	(25)
3.539%	SOFR INDEX	Annually	05/06/2030	USD	24,735	(82)	2	(84)
3.584%	SOFR INDEX	Annually	05/06/2031	USD	2,073	(10)	–	(10)
3.632%	SOFR INDEX	Annually	05/06/2032	USD	1,120	(7)	–	(7)
3.765%	SOFR INDEX	Annually	05/06/2035	USD	180	(2)	–	(2)
3.842%	SOFR INDEX	Annually	05/06/2037	USD	574	(5)	–	(5)
3.925%	SOFR INDEX	Annually	05/06/2040	USD	347	(3)	–	(3)
3.981%	SOFR INDEX	Annually	05/06/2045	USD	796	(7)	–	(7)
3.955%	SOFR INDEX	Annually	05/06/2050	USD	333	(3)	–	(3)
						$(146)	$14	$(160)

Open OTC swap contracts held by the Fund at June 30, 2025, are as follows:

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Depreciation (000)
JPMorgan Chase	CDX.NA.HY	Buy	5.00%	Quarterly	12/20/2029	$20,700	$(3,150)	$(2,131)	$(1,019)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BABXRPFV INDEX	0.00%	TOTAL RETURN	Monthly	01/21/26	USD	53,262	$(130)	$–	$(130)
Bank of America	**BAFXCAVE INDEX	0.00%	TOTAL RETURN	Monthly	09/22/25	USD	98,535	–	–	–
BNP Paribas	**BPFXMRGU INDEX	0.10%	TOTAL RETURN	Quarterly	09/18/25	USD	39,747	13	–	13
Deutsche Bank	**DBGNLASU INDEX	0.00%	TOTAL RETURN	Quarterly	01/26/26	USD	45,771	(74)	–	(74)
Goldman Sachs	**ABGSHGLP INDEX	TOTAL RETURN	0.10%	Quarterly	05/31/26	USD	17,862	692	–	692
Goldman Sachs	**AGGSCAZE INDEX	0.40%	TOTAL RETURN	Quarterly	06/17/26	USD	14,775	644	–	644
Goldman Sachs	**GSCBEJFB INDEX	SOFR +0.35%	TOTAL RETURN	N/A	07/31/25	USD	125,666	(69)	–	(69)
Goldman Sachs	**GSUCFH10 INDEX	TOTAL RETURN	FED FUNDS -0.70%	N/A	07/27/25	USD	69,733	(206)	–	(206)
Goldman Sachs	**GSUCFSI9 INDEX	FED FUNDS +0.56%	TOTAL RETURN	Monthly	07/27/25	USD	69,229	173	–	173
Goldman Sachs	**GSXAF21F INDEX	0.20%	TOTAL RETURN	Quarterly	11/18/25	USD	81,508	1,953	–	1,953
Goldman Sachs	**GSXU100D INDEX	SOFR +0.25%	TOTAL RETURN	Quarterly	05/31/26	USD	26,595	592	–	592
Goldman Sachs	**GSXUAMER INDEX	TOTAL RETURN	SOFR -0.10%	Quarterly	05/31/26	USD	26,517	(817)	–	(817)
Goldman Sachs	**GSXUINTL INDEX	SOFR +0.25%	TOTAL RETURN	Quarterly	05/31/26	USD	26,659	564	–	564
Goldman Sachs	SPSIRBKT INDEX	TOTAL RETURN	SOFR -0.30%	Monthly	07/31/25	USD	116,936	13	–	13
Goldman Sachs	X7 INDEX	TOTAL RETURN	SOFR -0.10%	Quarterly	05/31/26	USD	26,780	(899)	–	(899)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	09/20/25	USD	21,656	(1,055)	58	(1,113)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	12/20/25	USD	16,550	(203)	157	(360)
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	TOTAL RETURN	Monthly	03/26/26	USD	119,922	(5)	–	(5)
Morgan Stanley	**MSFSAIAL INDEX	FED FUNDS +0.30%	TOTAL RETURN	Quarterly	05/01/26	USD	47,580	871	–	871
Morgan Stanley	**MSFSAIAS INDEX	TOTAL RETURN	FED FUNDS -0.30%	Quarterly	05/01/26	USD	44,884	(784)	–	(784)
Morgan Stanley	**MSQSPB12 INDEX	0.00%	TOTAL RETURN	Quarterly	11/12/26	USD	101,134	(809)	–	(809)
Nomura	**NMSY2RNU INDEX	0.15%	TOTAL RETURN	Quarterly	07/31/25	USD	74,878	828	–	828
Societe Generale	**SGIXUSGC INDEX	0.15%	TOTAL RETURN	Quarterly	04/10/26	USD	46,200	185	14	171
Societe Generale	**SGMDSBVH INDEX	0.20%	TOTAL RETURN	Quarterly	04/02/26	USD	75,581	(1,274)	–	(1,274)
UBS	**UBCSGGV3 INDEX	0.20%	TOTAL RETURN	Quarterly	05/19/26	USD	54,795	(680)	–	(680)
							1,442,755	$(477)	$229	$(706)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

^	Notional amounts for OTC swaps are listed in their local currency.

**	The following tables represent the individual underlying components comprising the Index Basket Swaps at June 30, 2025.

**	BABXRPFV Index: A commodity volatility multi-factor basket of four commodity strategies with equally weighted risk contributions targeting three factors: Vol Carry, Vol Hedging, and Relative Value Vol

	Top Underlying Components	Notional	Percentage of Notional
Future	Gold 100 oz Futures August 25	$(12,058,820)	-22.70%
	WTI Crude Futures September 25	(11,806,944)	-22.22%
	Brent Crude Futures October 25	10,328,723	19.44%
	WTI Crude Futures October 25	(6,474,385)	-12.19%
	LME Copper Futures August 25	4,730,868	8.90%
	LME Copper Futures September 25	2,645,118	4.98%
	Corn Futures September 25	(2,261,333)	-4.26%
	Brent Crude Futures November 25	2,196,773	4.13%
	WTI Crude Futures November 25	1,581,316	2.98%
	WTI Crude Futures August 25	1,517,559	2.86%
	LME Copper Futures October 25	1,440,358	2.71%
	LME Copper Futures July 25	1,223,772	2.30%
	Brent Crude Futures December 25	(864,366)	-1.63%
	Brent Crude Futures September 25	(699,543)	-1.32%
	Gold 100 oz Futures December 25	(391,107)	-0.74%
	Natural Gas Futures September 25	(114,522)	-0.22%
	Corn Futures December 25	(81,193)	-0.15%
	Natural Gas Futures October 25	(58,796)	-0.11%
	Natural Gas Futures August 25	(40,664)	-0.08%
Option	Call Option on Brent Crude Futures October 25	(2,473,953)	-4.66%
	Call Option on WTI Crude Futures September 25	2,287,673	4.31%
	Call Option on WTI Crude Futures October 25	2,086,069	3.93%
	Put Option on Brent Crude Futures November 25	(2,000,015)	-3.76%
	Call Option on Brent Crude Futures November 25	(1,971,255)	-3.71%
	Put Option on Brent Crude Futures September 25	(1,524,800)	-2.87%
	Put Option on WTI Crude Futures November 25	1,389,635	2.62%
	Put Option on WTI Crude Futures October 25	1,193,108	2.25%
	Put Option on WTI Crude Futures August 25	1,189,012	2.24%
	Call Option on Brent Crude Futures September 25	(1,182,541)	-2.23%
	Put Option on Brent Crude Futures October 25	(1,077,044)	-2.03%
	Put Option on Brent Crude Futures December 25	(870,777)	-1.64%
	Call Option on WTI Crude Futures August 25	794,855	1.50%
	Call Option on WTI Crude Futures November 25	723,434	1.36%
	Put Option on WTI Crude Futures September 25	559,576	1.05%
	Call Option on LME Copper Futures August 25	(497,609)	-0.94%
	Call Option on Brent Crude Futures December 25	(481,718)	-0.91%
	Put Option on Corn Futures September 25	(447,080)	-0.84%
	Call Option on LME Copper Futures September 25	(350,186)	-0.66%
	Call Option on LME Copper Futures October 25	(333,507)	-0.63%
	Call Option on Gold 100 oz Futures August 25	236,504	0.45%
	Put Option on LME Copper Futures October 25	(188,845)	-0.36%
	Put Option on Gold 100 oz Futures December 25	(163,615)	-0.31%
	Call Option on Gold 100 oz Futures December 25	(109,509)	-0.21%
	Put Option on Corn Futures December 25	(98,725)	-0.19%
	Call Option on Corn Futures September 25	(98,216)	-0.18%
	Put Option on LME Copper Futures September 25	(92,676)	-0.17%
	Put Option on Gold 100 oz Futures August 25	(73,514)	-0.14%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Call Option on Corn Futures December 25	$(70,468)	-0.13%
Call Option on LME Copper Futures July 25	(54,231)	-0.10%
Put Option on LME Copper Futures August 25	(43,968)	-0.08%

**	BAFXCAVE Index: An FX multi-factor basket of 4 equally weighted FX strategies: Cross-Sectional Carry EM, Defensive Carry, PPP Value G10 and PPP Value EM.

	Top Underlying Components	Notional	Percentage of Notional
FX Contract	INR Non-Deliverable Forward Points 2 Month	$22,186,439	22.52%
	Swiss Franc 2 Month	(20,691,171)	-21.00%
	Japanese Yen 2 Month	17,629,492	17.89%
	Australian Dollar 2 Month	(14,463,776)	-14.68%
	Singapore Dollar 2 Month	(14,281,279)	-14.49%
	New Zealand Dollar 2 Month	(14,136,738)	-14.35%
	PHP Onshore Points 2 Month	12,833,608	13.02%
	IDR Non-Deliverable Forward Points 2 Month	12,604,915	12.79%
	Euro 2 Month	10,229,393	10.38%
	CNH Fwd Points 2 Month	(9,237,582)	-9.37%
	Taiwan Dollar 2 Month	(9,218,243)	-9.36%
	BRL Fwd Points 2 Month	7,172,854	7.28%
	KRW Onshore Points 2 Month	(7,106,040)	-7.21%
	New Romanian Leu 2 Month	6,701,870	6.80%
	Czech Koruna 2 Month	(6,294,855)	-6.39%
	Thai Baht 2 Month	4,206,471	4.27%
	Canadian Dollar 2 Month	4,174,189	4.24%
	COP Ndf Points 2 Month	4,079,463	4.14%
	PEN Fwd Points 2 Month	3,620,189	3.67%
	Hungarian Forint 2 Month	3,264,096	3.31%
	Mexican Peso 2 Month	3,091,280	3.14%
	British Pound 2 Month	(2,543,687)	-2.58%
	Norwegian Krone 2 Month	(2,150,831)	-2.18%
	Swedish Krona 2 Month	(2,144,497)	-2.18%
	S. African Rand 2 Month	2,007,597	2.04%
	CLP Ndf Points 2 Month	(1,561,374)	-1.58%
	Polish Zloty 2 Month	(1,065,009)	-1.08%
	Israeli Shekel 2 Month	(1,059,054)	-1.07%

**	BPFXMRGU Index: This strategy aims to benefit from the tendency of FX rates of several G10 currency pairs to revert to their mean on the short-term by systematically taking long and short exposures in a basket of eight currency pairs.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Cash	$51,528,886	129.59%
FX Contract	AUD USD 1 Month Forward	20,147,624	50.67%
	NOK USD 1 Month Forward	(15,537,186)	-39.08%
	CHF USD 1 Month Forward	(11,996,814)	-30.17%
	NZD USD 1 Month Forward	(6,381,361)	-16.05%
	CAD USD 1 Month Forward	2,000,854	5.03%

**	DBGNLASU Index: A dynamic multi-factor, multi-style portfolio that is updated monthly to optimize the best 1 month forward return by using machine learning to select from over 100 factors in a beta, sector, and region neutral format.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$48,107,567	105.28%
Index	Deutsche Bank Canadian Dollar ON Index	(3,533,536)	-7.73%
	DB Euro Overnight Rate Index	(3,193,149)	-6.99%
	Deutsche Bank SONIA Total Return Index	(2,541,072)	-5.56%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Deutsche Bank Fed Funds Effective Rate Total Return Index	$1,834,542	4.01%
	JPY Overnight Rate (Mid) Index	1,310,115	2.87%
	Deutsche Bank Australia Overnight Money Market TR Index	(1,231,734)	-2.70%
	Deutsche Bank Swiss Overnight Money Market Index	1,092,244	2.39%
	Deutsche Bank Australia Overnight Money Market TR Index	(1,090,057)	-2.39%
	Deutsche Bank SEK Overnight Cash Index	590,564	1.29%
	Deutsche Bank SORA TR INDEX	(575,044)	-1.26%
Equity	MicroStrategy Inc	(489,607)	-1.07%
	Bristol-Myers Squibb Co	440,700	0.96%
	Gilead Sciences Inc	422,362	0.92%
	Ivanhoe Mines Ltd	(417,503)	-0.91%
	Coinbase Global Inc	(403,430)	-0.88%
	First Solar Inc	(389,907)	-0.85%
	Boeing Co	(389,310)	-0.85%
	Amgen Inc	379,013	0.83%
	EQT AB	(361,256)	-0.79%
	Astellas Pharma Inc	359,037	0.79%
	Altria Group Inc	349,372	0.76%
	Brambles Ltd	347,500	0.76%
	SoftBank Group Corp	(340,921)	-0.75%
	Imperial Brands PLC	340,653	0.75%
	Entegris Inc	(338,323)	-0.74%
	Rivian Automotive Inc	(329,279)	-0.72%
	Burlington Stores Inc	(328,929)	-0.72%
	Cigna Group/The	327,648	0.72%
	Ajinomoto Co Inc	327,334	0.72%
	Kinross Gold Corp	327,174	0.72%
	Philip Morris International Inc	324,575	0.71%
	Lundin Gold Inc	320,593	0.70%
	Galaxy Entertainment Group Ltd	320,249	0.70%
	Fox Corp	319,922	0.70%
	Intel Corp	(316,651)	-0.69%
	Roche Holding AG	315,197	0.69%
	Telstra Group Ltd	314,917	0.69%
	Ryanair Holdings PLC	314,758	0.69%
	Kingspan Group PLC	(309,413)	-0.68%
	AstraZeneca PLC	308,482	0.68%
	Lonza Group AG	(306,233)	-0.67%
	Bandai Namco Holdings Inc	305,664	0.67%
	Merck & Co Inc	304,445	0.67%
	Canon Inc	304,304	0.67%
	Emera Inc	300,540	0.66%
	Orange SA	300,505	0.66%
	Capcom Co Ltd	299,371	0.66%
	Novartis AG	299,139	0.65%
	Telefonaktiebolaget LM Ericsson	298,938	0.65%

**	ABGSHGLP Index: This strategy seeks to take advantage of copper arbitrage by capturing the spread between LME Copper futures and COMEX Copper futures.

	Top Underlying Components	Notional	Percentage of Notional
Future	LME Copper Futures August 25	$(17,036,087)	99.21%
	Copper Futures September 25	16,920,772	-98.54%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

**	AGGSCAZE Index: This strategy provides exposure to California Carbon Allowance futures.

	Top Underlying Components	Notional	Percentage of Notional
Future	California Carbon Allowance Vintage 2025 Futures	$15,420,970	100.00%

**	GSCBEJFB Index: A long basket of small to medium sized banks that are attractive M&A targets in order to take advantage of the impending consolidation cycle as well as select positions in specialty finance and fintech companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	First Horizon Corp	$10,475,698	8.34%
	Truist Financial Corp	6,820,971	5.43%
	Webster Financial Corp	6,310,103	5.02%
	NB Bancorp Inc	6,170,426	4.91%
	Veritex Holdings Inc	6,109,063	4.86%
	Brookline Bancorp Inc	5,959,842	4.74%
	First Citizens BancShares Inc	5,869,215	4.67%
	Rithm Capital Corp	5,532,377	4.40%
	Ameris Bancorp	5,380,749	4.28%
	Heritage Commerce Corp	4,886,695	3.89%
	ConnectOne Bancorp Inc	4,883,148	3.89%
	Valley National Bancorp	4,588,519	3.65%
	Stellar Bancorp Inc	4,460,550	3.55%
	Wesbanco Inc	4,414,938	3.51%
	Amerant Bancorp Inc	4,242,873	3.38%
	Pacific Premier Bancorp Inc	4,228,535	3.37%
	Renasant Corp	3,923,426	3.12%
	Comerica Inc	3,905,971	3.11%
	Old Second Bancorp Inc	3,863,101	3.08%
	Banc of California Inc	3,612,509	2.88%
	Old National Bancorp	2,942,036	2.34%
	TriCo Bancshares	2,828,918	2.25%
	Wintrust Financial Corp	2,663,458	2.12%
	Flushing Financial Corp	2,513,071	2.00%
	Homestreet Inc	2,142,449	1.71%
	Firstsun Capital Bancorp	1,781,127	1.42%
	HomeTrust Bancshares Inc	1,441,153	1.15%
	Carter Bankshares Inc	1,374,451	1.09%
	Third Coast Bancshares Inc	1,258,554	1.00%
	Bridgewater Bancshares Inc	1,028,791	0.82%

**	GSUCFH10 Index: A short basket of 5y duration high yield bonds.

	Top Underlying Components	Notional	Percentage of Notional
Fixed Income	LifePoint Health Inc	$(997,768)	1.43%
	Bombardier Inc	(977,252)	1.40%
	HUB International Ltd	(972,015)	1.39%
	Blue Racer Midstream LLC / Blue Racer Finance Corp	(971,793)	1.39%
	Tenet Healthcare Corp	(970,701)	1.39%
	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC	(968,517)	1.38%
	Watco Cos LLC / Watco Finance Corp	(966,615)	1.38%
	Cinemark USA Inc	(964,306)	1.38%
	Concentra Escrow Issuer Corp	(962,209)	1.38%
	Windstream Services LLC / Windstream Escrow Finance Corp	(961,929)	1.37%
	EMRLD Borrower LP / Emerald Co-Issuer Inc	(958,856)	1.37%
	Elanco Animal Health Inc	(958,537)	1.37%
	McGraw-Hill Education Inc	(957,419)	1.37%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
BellRing Brands Inc	$(956,308)	1.37%
Amentum Holdings Inc	(955,630)	1.37%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	(953,116)	1.36%
Alpha Generation LLC	(945,720)	1.35%
USA Compression Partners LP / USA Compression Finance Corp	(942,883)	1.35%
Light & Wonder International Inc	(936,715)	1.34%
Viking Cruises Ltd	(934,853)	1.34%
Surgery Center Holdings Inc	(932,607)	1.33%
Six Flags Entertainment Corp	(932,100)	1.33%
Pebblebrook Hotel LP / PEB Finance Corp	(919,142)	1.31%
Churchill Downs Inc	(915,255)	1.31%
Madison IAQ LLC	(912,075)	1.30%
Nationstar Mortgage Holdings Inc	(910,967)	1.30%
Calpine Corp	(910,064)	1.30%
Medline Borrower LP	(905,064)	1.29%
Dana Inc	(904,416)	1.29%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp	(904,270)	1.29%
BroadStreet Partners Inc	(903,455)	1.29%
Comstock Resources Inc	(902,604)	1.29%
VM Consolidated Inc	(899,030)	1.28%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	(898,089)	1.28%
NCR Voyix Corp	(898,054)	1.28%
SeaWorld Parks & Entertainment Inc	(895,345)	1.28%
TransDigm Inc	(894,517)	1.28%
AmWINS Group Inc	(894,459)	1.28%
Coherent Corp	(888,226)	1.27%
ATI Inc	(885,711)	1.27%
HealthEquity Inc	(885,230)	1.27%
LCM Investments Holdings II LLC	(883,833)	1.26%
TGNR Intermediate Holdings LLC	(882,990)	1.26%
Patrick Industries Inc	(882,177)	1.26%
Walgreens Boots Alliance Inc	(881,794)	1.26%
Boyne USA Inc	(881,764)	1.26%
Stagwell Global LLC	(880,331)	1.26%
Roller Bearing Co of America Inc	(878,547)	1.26%
Acrisure LLC / Acrisure Finance Inc	(877,177)	1.25%
XHR LP	(875,875)	1.25%
SK Invictus Intermediate II Sarl	(875,844)	1.25%
Option Care Health Inc	(875,013)	1.25%
PROG Holdings Inc	(874,329)	1.25%
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp	(874,206)	1.25%
Boyd Gaming Corp	(873,054)	1.25%
Clarivate Science Holdings Corp	(872,179)	1.25%
AdaptHealth LLC	(868,535)	1.24%
Goodyear Tire & Rubber Co/The	(866,999)	1.24%
Reworld Holding Corp	(865,769)	1.24%
Caesars Entertainment Inc	(865,145)	1.24%
Energizer Holdings Inc	(862,890)	1.23%
ZoomInfo Technologies LLC/ZoomInfo Finance Corp	(859,523)	1.23%
ANGI Group LLC	(858,839)	1.23%
Thor Industries Inc	(856,385)	1.22%
Suburban Propane Partners LP/Suburban Energy Finance Corp	(854,489)	1.22%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc	(851,619)	1.22%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Post Holdings Inc	$(848,329)	1.21%
1011778 BC ULC / New Red Finance Inc	(846,766)	1.21%
Station Casinos LLC	(845,782)	1.21%
Kaiser Aluminum Corp	(845,177)	1.21%
Scotts Miracle-Gro Co/The	(843,572)	1.21%
Prestige Brands Inc	(837,995)	1.20%
Paysafe Finance PLC / Paysafe Holdings US Corp	(835,038)	1.19%
Valvoline Inc	(833,086)	1.19%
Crocs Inc	(825,981)	1.18%
Novelis Corp	(822,453)	1.18%
Coinbase Global Inc	(815,374)	1.17%
CHS/Community Health Systems Inc	(791,277)	1.13%

**	GSUCFSI9 Index: A long basket of low duration (2Y) investment grade bonds.

	Top Underlying Components	Notional	Percentage of Notional
Fixed Income	Piedmont Operating Partnership LP	$923,863	1.33%
	Occidental Petroleum Corp	879,169	1.27%
	Aon Corp	875,560	1.26%
	Oaktree Strategic Credit Fund	871,532	1.25%
	F&G Annuities & Life Inc	865,880	1.25%
	BGC Group Inc	861,121	1.24%
	Blackstone Private Credit Fund	858,193	1.24%
	National Rural Utilities Cooperative Finance Corp	856,263	1.23%
	Tennessee Gas Pipeline Co LLC	850,922	1.23%
	Celanese US Holdings LLC	849,722	1.22%
	Flex Ltd	848,103	1.22%
	Avnet Inc	847,299	1.22%
	Golub Capital BDC Inc	846,633	1.22%
	First-Citizens Bank & Trust Co	844,608	1.22%
	Ally Financial Inc	844,178	1.22%
	Boston Properties LP	843,789	1.21%
	Fifth Third Bancorp	842,623	1.21%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	840,896	1.21%
	Ford Motor Credit Co LLC	839,821	1.21%
	Concentrix Corp	837,947	1.21%
	Phinia Inc	836,924	1.21%
	Regal Rexnord Corp	834,837	1.20%
	Brightstar Lottery PLC	833,485	1.20%
	Lloyds Banking Group PLC	832,570	1.20%
	KeyBank NA/Cleveland OH	831,350	1.20%
	Suzano International Finance BV	831,116	1.20%
	Synchrony Bank	831,045	1.20%
	Corebridge Financial Inc	829,742	1.19%
	Berry Global Inc	829,548	1.19%
	Penske Truck Leasing Co Lp / PTL Finance Corp	829,149	1.19%
	Ovintiv Inc	827,712	1.19%
	Sempra	826,707	1.19%
	Synovus Bank/Columbus GA	826,037	1.19%
	LKQ Corp	825,902	1.19%
	IQVIA Inc	824,725	1.19%
	Icon Investments Six DAC	824,313	1.19%
	Las Vegas Sands Corp	824,122	1.19%
	Prudential Financial Inc	823,794	1.19%
	General Motors Financial Co Inc	823,516	1.19%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Sands China Ltd	$823,080	1.19%
Main Street Capital Corp	822,480	1.18%
Omega Healthcare Investors Inc	822,137	1.18%
AGCO Corp	821,950	1.18%
Illumina Inc	821,487	1.18%
National Fuel Gas Co	821,426	1.18%
HSBC Holdings PLC	820,663	1.18%
AES Corp/The	820,083	1.18%
New Mountain Finance Corp	819,420	1.18%
Royal Caribbean Cruises Ltd	819,172	1.18%
Marex Group PLC	819,150	1.18%
South Bow USA Infrastructure Holdings LLC	818,701	1.18%
Sabra Health Care LP	817,953	1.18%
American International Group Inc	817,242	1.18%
Taylor Morrison Communities Inc	815,093	1.17%
Jackson Financial Inc	813,882	1.17%
NuStar Logistics LP	811,453	1.17%
Olin Corp	809,390	1.17%
Southwest Airlines Co	809,258	1.17%
American Airlines Inc/AAdvantage Loyalty IP Ltd	808,973	1.16%
Western Midstream Operating LP	807,912	1.16%
Hexcel Corp	806,603	1.16%
Mattel Inc	806,562	1.16%
EPR Properties	805,985	1.16%
Continental Resources Inc/OK	805,132	1.16%
CVS Health Corp	804,436	1.16%
Enel Chile SA	804,004	1.16%
MasTec Inc	803,321	1.16%
Store Capital LLC	802,583	1.16%
CDW LLC / CDW Finance Corp	802,192	1.16%
Albemarle Corp	799,588	1.15%
Arrow Electronics Inc	799,517	1.15%
Mylan Inc	799,517	1.15%
Nokia Oyj	798,500	1.15%
Crown Castle Inc	796,983	1.15%
Charter Communications Operating LLC / Charter Communications Operating Capital	795,930	1.15%
XPLR Infrastructure Operating Partners LP	792,254	1.14%
Pacific Gas and Electric Co	790,876	1.14%
Centene Corp	789,627	1.14%
Patterson-UTI Energy Inc	788,521	1.14%
Booz Allen Hamilton Inc	783,696	1.13%
Nissan Motor Co Ltd	782,759	1.13%
Edison International	780,720	1.12%
Paramount Global	779,142	1.12%
Discovery Communications LLC	766,944	1.10%

**	GSXAF21F Index: A basket of Trend, Tail Reversion, and Carry strategies across Commodity, Equity, FX, and Rates exposures

	Top Underlying Components	Notional	Percentage of Notional
Future	Euro-Schatz Futures September 25	$25,671,039	30.77%
	US 2YR Note (CBT) September 25	24,781,275	29.70%
	Jpn 10Y Bond(OSE) September 25	(23,594,528)	-28.28%
	Euro-BTP Futures September 25	17,922,081	21.48%
	3 Month Euro EURIBOR March 26	17,217,472	20.63%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
3 Month Euro EURIBOR December 25	$17,214,309	20.63%
3 Month Euro EURIBOR June 26	17,214,158	20.63%
3 Month Euro EURIBOR September 26	17,205,775	20.62%
3 Month Euro EURIBOR December 26	17,193,354	20.61%
Long Gilt Futures September 25	(14,455,441)	-17.32%
ICE 3 Month SONIA Futures September 26	11,210,373	13.44%
ICE 3 Month SONIA Futures December 26	11,209,460	13.43%
ICE 3 Month SONIA Futures June 26	11,209,170	13.43%
ICE 3 Month SONIA Futures March 26	11,204,423	13.43%
ICE 3 Month SONIA Futures December 25	11,191,038	13.41%
Euro-OAT Futures September 25	11,178,731	13.40%
Euro-BOBL Futures September 25	8,923,183	10.69%
3 Month SOFR Futures December 26	7,886,479	9.45%
3 Month SOFR Futures September 26	7,883,548	9.45%
3 Month SOFR Futures June 26	7,876,389	9.44%
3 Month SOFR Futures March 26	7,860,918	9.42%
3 Month SOFR Futures December 25	7,843,327	9.40%
CAN 10 Year Bond Futures September 25	(7,471,683)	-8.95%
US 10Yr Note (CBT) September 25	(6,818,581)	-8.17%
AUST 10Y Bond Futures September 25	5,354,381	6.42%
US Long Bond (CBT) September 25	(4,147,756)	-4.97%
Cotton No.2 Futures December 25	(3,653,417)	-4.38%
SET50 Futures September 25	(3,596,978)	-4.31%
Soybean Futures November 25	(3,489,443)	-4.18%
Sugar #11 (World) October 25	(3,283,210)	-3.93%
OMXS30 Index Futures July 25	(3,061,023)	-3.67%
Corn Futures September 25	(3,046,239)	-3.65%
FTSE 100 Index Futures September 25	3,019,876	3.62%
Wheat Futures (CBT) September 25	(2,904,297)	-3.48%
S&P/TSX 60 IX Futures September 25	2,786,028	3.34%
Euro-Bund Futures September 25	2,688,573	3.22%
US 5 Year Note (CBT) September 25	2,619,296	3.14%
IBEX 35 Index Futures July 25	2,605,147	3.12%
SPI 200 Futures July 25	2,524,287	3.03%
LME Nickel Futures September 25	(2,511,786)	-3.01%
FTSE/MIB Index Futures September 25	2,436,669	2.92%
Kospi2 Index Futures September 25	2,362,979	2.83%
Silver Futures September 25	2,123,359	2.54%
Gold 100 oz Futures August 25	1,804,037	2.16%
Gold 100 oz Futures December 25	1,804,037	2.16%
Swiss Market Index Futures September 25	1,759,450	2.11%
Amsterdam Index Futures July 25	1,739,616	2.08%
LME Copper Futures September 25	1,621,126	1.94%
FTSE/JSE Top 40 September 25	1,523,372	1.83%
LME Zinc Futures August 25	(1,186,177)	-1.42%
Low SU Gasoil G September 25	1,175,819	1.41%
Euro STOXX 50 September 25	1,175,438	1.41%
TOPIX Index Futures September 25	1,161,386	1.39%
LME Nickel Futures August 25	(1,102,429)	-1.32%
HANG SENG Index Futures July 25	1,050,251	1.26%
HSCEI Futures July 25	1,045,858	1.25%
Soybean Meal Futures December 25	(1,000,204)	-1.20%
S&P 500 E-Mini Futures September 25	944,909	1.13%
Natural Gas Futures September 25	(911,794)	-1.09%
NY Harb ULSD Futures September 25	866,989	1.04%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	LME Copper Futures August 25	$853,048	1.02%
	WTI Crude Futures September 25	835,029	1.00%
FX Contract	USD/CNH July 2025	(15,918,726)	-19.08%
	USD/GBP July 2025	10,606,193	12.71%
	USD/NOK July 2025	6,998,867	8.39%
	USD/HUF July 2025	6,368,559	7.63%
	USD/PLN July 2025	6,062,806	7.27%
	USD/BRL July 2025	5,951,611	7.13%
	USD/MXN July 2025	5,914,037	7.09%
	USD/ZAR July 2025	4,148,330	4.97%
	USD/SEK July 2025	3,759,085	4.51%
	USD/CLP July 2025	3,198,559	3.83%
	USD/ILS July 2025	2,879,188	3.45%
	USD/IDR July 2025	2,683,440	3.22%
	USD/PHP July 2025	2,662,740	3.19%
	USD/TWD July 2025	(2,528,082)	-3.03%
	USD/EUR July 2025	2,435,943	2.92%
	USD/CAD July 2025	2,093,474	2.51%
	USD/KRW July 2025	1,859,203	2.23%
	USD/CZK July 2025	1,765,810	2.12%
	USD/NZD July 2025	(1,646,732)	-1.97%
	USD/SGD July 2025	1,605,315	1.92%
	USD/CHF July 2025	1,403,667	1.68%
Currency	British Pound Spot	3,019,876	3.62%
	Swiss Franc Spot	1,759,450	2.11%
	US Dollar Spot	1,279,464	1.53%
	Euro Spot	1,175,438	1.41%
	Japanese Yen Spot	1,161,386	1.39%

**	GSXU100D Index: A basket of stocks set to benefit from recent changes in US Tax code for Accerated Bonus Depreciation.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Emerson Electric Co	$1,036,867	3.80%
	Rockwell Automation Inc	1,027,373	3.77%
	Caterpillar Inc	1,024,096	3.75%
	AT&T Inc	960,527	3.52%
	Norfolk Southern Corp	952,926	3.49%
	CSX Corp	949,227	3.48%
	United Parcel Service Inc	947,193	3.47%
	Trane Technologies PLC	944,302	3.46%
	Comcast Corp	936,504	3.43%
	Dominion Energy Inc	935,219	3.43%
	FedEx Corp	934,953	3.43%
	Union Pacific Corp	909,805	3.33%
	Verizon Communications Inc	908,043	3.33%
	Charter Communications Inc	907,869	3.33%
	T-Mobile US Inc	906,877	3.32%
	Xcel Energy Inc	876,973	3.21%
	NextEra Energy Inc	873,977	3.20%
	United Rentals Inc	835,547	3.06%
	XPO Inc	814,523	2.99%
	Fastenal Co	811,070	2.97%
	Saia Inc	789,162	2.89%
	Ameren Corp	787,204	2.89%
	Old Dominion Freight Line Inc	766,732	2.81%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
WW Grainger Inc	$758,841	2.78%
Owens Corning	623,384	2.28%
United Airlines Holdings Inc	616,043	2.26%
Southwest Airlines Co	605,498	2.22%
Delta Air Lines Inc	584,344	2.14%
Alaska Air Group Inc	561,670	2.06%
Patterson-UTI Energy Inc	485,549	1.78%
GFL Environmental Inc	383,855	1.41%
Trex Co Inc	344,290	1.26%
Herc Holdings Inc	302,732	1.11%
Lumen Technologies Inc	206,789	0.76%
TFI International Inc	201,067	0.74%
Liberty Energy Inc	178,955	0.66%
Skywest Inc	165,752	0.61%
Helmerich & Payne	155,887	0.57%
Allegiant Travel Co	126,025	0.46%
ArcBest Corp	104,271	0.38%
Altice USA Inc	41,816	0.15%

**	GSXUAMER Index: A basket of stocks representing US companies with high domestic sales.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Wingstop Inc	$(642,517)	2.34%
	Royalty Pharma PLC	(480,446)	1.75%
	Chipotle Mexican Grill Inc	(471,892)	1.72%
	Dt Midstream Inc	(470,811)	1.72%
	Marathon Petroleum Corp	(466,841)	1.70%
	Neurocrine Biosciences Inc	(462,223)	1.68%
	Reliance Steel & Aluminum Co	(448,776)	1.64%
	Darden Restaurants Inc	(441,966)	1.61%
	Toll Brothers Inc	(439,565)	1.60%
	Republic Services Inc	(436,360)	1.59%
	Caesars Entertainment Inc	(432,894)	1.58%
	Science Applications International Corp	(432,180)	1.58%
	Altria Group Inc	(427,238)	1.56%
	PulteGroup Inc	(421,651)	1.54%
	NVR Inc	(421,562)	1.54%
	Doximity Inc	(419,810)	1.53%
	DR Horton Inc	(419,438)	1.53%
	Medpace Holdings Inc	(416,302)	1.52%
	Cava Group Inc	(409,114)	1.49%
	Packaging Corp Of America	(397,476)	1.45%
	Scotts Miracle-Gro Co	(394,776)	1.44%
	Boyd Gaming Corp	(391,028)	1.43%
	Builders FirstSource Inc	(380,599)	1.39%
	Trex Co Inc	(374,688)	1.37%
	Coterra Energy Inc	(370,027)	1.35%
	Synchrony Financial	(366,793)	1.34%
	Devon Energy Corp	(357,340)	1.30%
	Diamondback Energy Inc	(354,783)	1.29%
	Cleveland-Cliffs Inc	(349,950)	1.28%
	Charles Schwab Corp	(345,206)	1.26%
	Ares Management Corp	(342,714)	1.25%
	ONEOK Inc	(339,465)	1.24%
	Knight-Swift Transportation Holdings Inc	(339,015)	1.24%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
LPL Financial Holdings Inc	$(336,328)	1.23%
Ionis Pharmaceuticals Inc	(336,021)	1.22%
Kirby Corp	(332,603)	1.21%
The Campbell's Company	(329,647)	1.20%
Old Dominion Freight Line Inc	(328,646)	1.20%
Texas Pacific Land Corp	(327,327)	1.19%
Markel Group Inc	(325,732)	1.19%
CBOE Global Markets Inc	(324,542)	1.18%
JB Hunt Transport Services Inc	(323,956)	1.18%
Ally Financial Inc	(321,200)	1.17%
Ameriprise Financial Inc	(320,603)	1.17%
Hartford Financial Services Group Inc	(313,800)	1.14%
Voya Financial Inc	(307,417)	1.12%
Loews Corp	(307,182)	1.12%
Dollar General Corp	(306,535)	1.12%
Kinsale Capital Group Inc	(305,138)	1.11%
OneMain Holdings Inc	(304,742)	1.11%
Jack Henry & Associates Inc	(304,597)	1.11%
Churchill Downs Inc	(304,168)	1.11%
Apollo Global Management Inc	(297,302)	1.08%
Globe Life Inc	(288,839)	1.05%
SiteOne Landscape Supply Inc	(286,642)	1.04%
Lincoln National Corp	(280,626)	1.02%
Blue Owl Capital Inc	(276,834)	1.01%

**	GSXUINTL Index: A basket of stocks representing US companies with high international sales.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Royal Caribbean Cruises Ltd	$749,944	2.75%
	Coupang Inc	669,031	2.45%
	Newmont Corp	647,344	2.37%
	Estee Lauder Cos Inc	645,725	2.36%
	Philip Morris International Inc	621,390	2.27%
	TechnipFMC PLC	589,176	2.16%
	Carlyle Group Inc	586,841	2.15%
	Allegion Plc	582,070	2.13%
	Wynn Resorts Ltd	574,650	2.10%
	Cheniere Energy Inc	551,627	2.02%
	Visa Inc	543,233	1.99%
	Mastercard Inc	538,833	1.97%
	Mondelez International Inc	535,371	1.96%
	MSCI Inc	533,356	1.95%
	Coca-Cola Co	532,049	1.95%
	BorgWarner Inc	526,949	1.93%
	Viatris Inc	524,798	1.92%
	Renaissancere Holdings Ltd	523,611	1.92%
	FMC Corp	521,441	1.91%
	Colgate-Palmolive Co	520,092	1.90%
	Avery Dennison Corp	519,229	1.90%
	Mettler-Toledo International Inc	519,204	1.90%
	Agilent Technologies Inc	518,255	1.90%
	Ingredion Inc	507,973	1.86%
	Otis Worldwide Corp	507,738	1.86%
	Garmin Ltd	506,872	1.86%
	Expeditors International of Washington Inc	504,810	1.85%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Aflac Inc	$502,814	1.84%
Waters Corp	499,735	1.83%
International Flavors & Fragrances Inc	498,695	1.83%
ITT Inc	493,381	1.81%
McDonald's Corp	490,645	1.80%
Bruker Corp	489,912	1.79%
Crocs Inc	486,991	1.78%
GE Healthcare Technology	481,516	1.76%
Aon PLC	473,523	1.73%
DuPont de Nemours Inc	472,174	1.73%
Baker Hughes Co	458,622	1.68%
APA Corp	456,437	1.67%
Reinsurance Group of America Inc	445,068	1.63%
Schlumberger NV	419,562	1.54%
Gates Industrial Corp Plc	411,445	1.51%
BioMarin Pharmaceutical Inc	404,938	1.48%
GXO Logistics Inc	395,928	1.45%
Nordson Corp	395,280	1.45%
Royal Gold Inc	391,720	1.43%
PVH Corp	379,220	1.39%
Element Solutions Inc	343,435	1.26%
Lazard Ltd	313,353	1.15%
AptarGroup Inc	290,082	1.06%
Western Union Co	273,961	1.00%

**	MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Macquarie QIS Index 311	$119,922,211	100.00%

**	MSFSAIAL Index: A basket of stocks seeking long exposure to artificial intelligence across a universe of AI Adopters, AI Power, AI Robotics, and AI Healthcare.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Bloom Energy Corp	$665,257	1.37%
	GE Vernova Inc	636,884	1.31%
	NRG Energy Inc	635,959	1.31%
	Eaton Corp PLC	634,460	1.31%
	Vistra Corp	632,191	1.30%
	Constellation Energy Corp	621,334	1.28%
	Public Service Enterprise Group Inc	620,776	1.28%
	Quanta Services Inc	616,230	1.27%
	MasTec Inc	614,272	1.27%
	Talen Energy Corp	610,424	1.26%
	NextEra Energy Inc	600,858	1.24%
	Schrodinger Inc	557,904	1.15%
	Becton Dickinson & Co	515,060	1.06%
	Synopsys Inc	480,723	0.99%
	Axon Enterprise Inc	479,263	0.99%
	Spotify Technology S.A.	470,619	0.97%
	Trade Desk Inc	469,905	0.97%
	Cloudflare Inc	469,866	0.97%
	DigitalOcean Holdings Inc	465,677	0.96%
	GoDaddy Inc	460,629	0.95%
	Snowflake Inc	459,948	0.95%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Adobe Inc	$454,747	0.94%
First Solar Inc	444,158	0.92%
Vertiv Holdings Co	427,410	0.88%
Comfort Systems USA Inc	427,258	0.88%
Cameco Corp	421,651	0.87%
Kinder Morgan Inc	421,357	0.87%
Williams Cos Inc	419,998	0.87%
BWX Technologies Inc	413,850	0.85%
Primoris Services Corp	413,285	0.85%
nVent Electric PLC	412,471	0.85%
NuScale Power Corp	411,873	0.85%
Uranium Energy Corp	408,871	0.84%
Centrus Energy Corp	406,467	0.84%
Mirion Technologies Inc	405,241	0.84%
HCA Healthcare Inc	350,375	0.72%
Humana Inc	348,360	0.72%
Omnicell Inc	347,594	0.72%
Option Care Health Inc	347,016	0.72%
McKesson Corp	346,411	0.71%
RadNet Inc	345,263	0.71%
Quest Diagnostics Inc	343,168	0.71%
Johnson & Johnson	341,453	0.70%
IQVIA Holdings Inc	340,796	0.70%
Pfizer Inc	340,537	0.70%
Bristol-Myers Squibb Co	338,087	0.70%
Fortrea Holdings Inc	322,840	0.67%
Nebius Group NV	252,446	0.52%
Certara Inc	245,274	0.51%
Onestream Inc	244,356	0.50%

**	MSFSAIAS Index: A basket of stocks meant as a market hedge to exposure of the AI Factor.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Automatic Data Processing Inc	$(1,669,468)	3.65%
	Paychex Inc	(1,621,325)	3.55%
	Cognizant Technology Solutions Corp	(1,619,865)	3.54%
	VeriSign Inc	(1,361,548)	2.98%
	Infosys Ltd	(1,300,687)	2.85%
	H&R Block Inc	(1,272,699)	2.79%
	Dropbox Inc	(1,264,776)	2.77%
	BILL Holdings Inc	(1,260,177)	2.76%
	Accenture PLC	(1,232,068)	2.70%
	Omnicom Group Inc	(1,225,149)	2.68%
	Paycom Software Inc	(1,195,827)	2.62%
	Robert Half International Inc	(1,136,977)	2.49%
	Amdocs Ltd	(985,632)	2.16%
	WNS Holdings Ltd	(940,008)	2.06%
	ManpowerGroup Inc	(909,205)	1.99%
	Workiva Inc	(813,278)	1.78%
	Concentrix Corp	(521,223)	1.14%
	RingCentral Inc	(434,927)	0.95%
	Booking Holdings Inc	(365,908)	0.80%
	Doordash Inc	(365,498)	0.80%
	Warner Bros Discovery Inc	(363,744)	0.80%
	Gilead Sciences Inc	(361,839)	0.79%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Netflix Inc	$(361,726)	0.79%
MicroStrategy Inc	(361,507)	0.79%
Intuit Inc	(359,266)	0.79%
Alphabet Inc	(357,065)	0.78%
Alphabet Inc	(356,768)	0.78%
T-Mobile US Inc	(356,618)	0.78%
Datadog Inc	(356,083)	0.78%
PepsiCo Inc	(355,867)	0.78%
AppLovin Corp	(355,309)	0.78%
Marriott International Inc	(355,150)	0.78%
Lululemon Athletica Inc	(355,075)	0.78%
Dexcom Inc	(355,046)	0.78%
MercadoLibre Inc	(354,919)	0.78%
O'Reilly Automotive Inc	(354,294)	0.78%
Exelon Corp	(353,909)	0.77%
Verisk Analytics Inc	(353,818)	0.77%
Charter Communications Inc	(353,730)	0.77%
Comcast Corp	(353,547)	0.77%
QUALCOMM Inc	(353,033)	0.77%
Fastenal Co	(352,432)	0.77%
Airbnb Inc	(352,092)	0.77%
Apple Inc	(351,788)	0.77%
PayPal Holdings Inc	(351,760)	0.77%
Copart Inc	(351,692)	0.77%
Linde Plc	(351,659)	0.77%
Cintas Corp	(351,331)	0.77%
Analog Devices Inc	(350,916)	0.77%
Coca-Cola Europacific Partners PLC	(349,856)	0.77%

**	MSQSPB12 Index: This is a long volatility hedge, whereby the underlying the option is a basket of risk-recycled single stocks.

	Top Underlying Components	Notional	Percentage of Notional
Currency	USD Cash	$96,040,099	95.73%
Future	S&P500 EMINI FUT September 25	2,166,362	2.16%
	CBOE VIX Futures September 25	567,206	0.57%
	CBOE VIX Futures October 25	272,153	0.27%
Option	July 25 Calls on SPX	475,682	0.47%
	August 25 Calls on SPX	125,197	0.12%
	May 26 Puts on SPX	111,787	0.11%
	April 26 Puts on SPX	104,163	0.10%
	February 26 Puts on SPX	87,578	0.09%
	March 26 Puts on SPX	84,027	0.08%
	August 25 Puts on SPX	60,386	0.06%
	September 25 Puts on SPX	52,350	0.05%
	July 25 Puts on SPX	45,774	0.05%
	December 25 Puts on SPX	39,152	0.04%
	June 26 Puts on SPX	34,507	0.03%
	January 26 Puts on SPX	21,675	0.02%
	October 25 Puts on SPX	20,454	0.02%
	November 25 Puts on SPX	16,705	0.02%

**	NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Swiss Franc Spot	$(13,586,517)	-17.94%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Euro Spot	$(12,106,493)	-15.99%
Japanese Yen Spot	9,495,931	12.54%
Norwegian Krone Spot	8,183,517	10.81%
Swedish Krona Spot	4,075,858	5.38%
British Pound Spot	(3,535,806)	-4.67%
Canadian Dollar Spot	3,345,371	4.42%
New Zealand Dollar Spot	(1,685,299)	-2.23%
Australian Dollar Spot	(1,465,872)	-1.94%

**	SGIXUSGC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 INDEX	$(65,698,488)	-141.59%

**	SGMDSBVH Index: This strategy seeks to monetize mispricing of downside risk by selling short-term S&P 500 puts while utilizing exposure to VIX futures to provide convex down-side protection.

	Top Underlying Components	Notional	Percentage of Notional
Future	CBOE VIX Futures July 25	$45,431,720	61.11%
	CBOE VIX Futures August 25	28,911,108	38.89%
Option	June 25 Puts on SPX	(17,081,734)	-22.98%

**	UBCSGGV3 Index: An equal risk weighted combination of the UBS filtered Value strategy, which applies a Quality and Momentum filter when identifying value stocks, and their Fundamental Growth strategy, which aims to identify companies with sustainable growth.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Amrize Ltd	$33,626,143	62.12%
	Newmont Corp	616,346	1.14%
	Macquarie Group Ltd	(606,463)	-1.12%
	Novartis AG	588,740	1.09%
	National Australia Bank Ltd	(588,291)	-1.09%
	Charles Schwab Corp	(576,047)	-1.06%
	Digital Realty Trust Inc	(570,820)	-1.05%
	Boeing Co	(563,683)	-1.04%
	Nippon Yusen KK	548,385	1.01%
	Evergy Inc	541,161	1.00%
	Canon Inc	535,202	0.99%
	London Stock Exchange Group PLC	(534,583)	-0.99%
	SoftBank Corp	532,711	0.98%
	Cleveland-Cliffs Inc	(529,482)	-0.98%
	Suncor Energy Inc	528,503	0.98%
	Carrier Global Corp	(527,814)	-0.98%
	Welltower Inc	527,318	0.97%
	Komatsu Ltd	523,237	0.97%
	DTE Energy Co	522,846	0.97%
	Koninklijke Ahold Delhaize NV	512,961	0.95%
	F5 Inc	511,661	0.95%
	Suzuki Motor Corp	506,589	0.94%
	Toyota Motor Corp	(501,624)	-0.93%
	KeyCorp	(493,882)	-0.91%
	Honda Motor Co Ltd	(491,466)	-0.91%
	Daiichi Sankyo Co Ltd	(487,985)	-0.90%
	HF Sinclair Corp	(487,387)	-0.90%
	Sun Communities Inc	(485,407)	-0.90%
	MS&AD Insurance Group Holdings Inc	482,729	0.89%
	Rio Tinto PLC	482,083	0.89%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Bristol-Myers Squibb Co	$481,675	0.89%
Entergy Corp	479,575	0.89%
Comcast Corp	477,254	0.88%
Hasbro Inc	476,175	0.88%
Cie de Saint-Gobain SA	475,701	0.88%
ORIX Corp	475,071	0.88%
Omega Healthcare Investors Inc	472,460	0.87%
Stifel Financial Corp	(471,232)	-0.87%
First Citizens BancShares Inc	(470,797)	-0.87%
Lonza Group AG	(465,811)	-0.86%
International Business Machines Corp	465,241	0.86%
Acuity Brands Inc	460,205	0.85%
Snap-on Inc	456,883	0.84%
Mitsubishi Estate Co Ltd	(456,129)	-0.84%
Coinbase Global Inc	(454,484)	-0.84%
Caterpillar Inc	451,467	0.83%
Sun Life Financial Inc	451,204	0.83%
American Tower Corp	(450,363)	-0.83%
AIA Group Ltd	(450,343)	-0.83%
Nidec Corp	(445,888)	-0.82%

As of June 30, 2025, the open Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount (000)	Counterparty	Rate	Maturity	Value (000)
$(6,344)	Bank of America	4.81%	07/16/2025	$(6,344)
(7,237)	Bank of America	4.81%	07/16/2025	(7,237)
(7,944)	Bank of America	4.82%	09/05/2025	(7,944)
(3,002)	Bank of America	4.82%	07/10/2025	(3,002)
(2,700)	Bank of America	4.85%	07/10/2025	(2,700)
(3,002)	Bank of America	4.85%	07/10/2025	(3,002)
(3,683)	Bank of America	4.85%	07/10/2025	(3,683)
(4,000)	Bank of America	4.85%	07/10/2025	(4,000)
(6,669)	Bank of America	4.85%	07/10/2025	(6,669)
(8,014)	Bank of America	4.85%	07/10/2025	(8,014)
(4,749)	JPMorgan Chase	4.86%	08/05/2025	(4,749)
(5,985)	JPMorgan Chase	4.87%	09/24/2025	(5,985)
(2,024)	Bank of America	4.87%	09/11/2025	(2,024)
(1,995)	JPMorgan Chase	4.89%	10/01/2025	(1,995)
(1,999)	JPMorgan Chase	4.90%	07/01/2025	(1,999)
(1,596)	Citibank	4.91%	09/17/2025	(1,596)
(7,992)	JPMorgan Chase	4.92%	08/15/2025	(7,992)
(3,551)	JPMorgan Chase	4.92%	07/10/2025	(3,551)
(3,629)	JPMorgan Chase	4.92%	07/10/2025	(3,629)
				$(86,115)

For the six months ended June 30, 2025, the daily average borrowing and interest rate under the reverse repurchase agreements were $88,228 ($ Thousands) and 4.91%, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2025:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Mortgage-Backed Securities	$—	$2,648,323	$—	$2,648,323
Corporate Obligations	—	515,127	—	515,127
Asset-Backed Securities	—	314,260	—	314,260
Convertible Bonds	—	112,182	—	112,182
U.S. Treasury Obligations	—	24,956	—	24,956
Preferred Stock	—	16,739	—	16,739
Purchased Swaptions	—	14,345	—	14,345
Exchange-Traded Fund	9,210	—	—	9,210
Short-Term Investment	10,321	—	—	10,321
Centrally Cleared Purchased Options	4,056	—	—	4,056
OTC Purchased Options	8,885	—	—	8,885

Total Investments in Securities	$32,472	$3,645,932	$—	$3,678,404

Securities Sold Short, Not Yet Purchased	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock	$(54,657)	$—	$—	$(54,657)
Corporate Obligation	—	(30,174)	—	(30,174)
U.S. Treasury Obligation	—	(20,331)	—	(20,331)
Total Securities Sold Short, Not Yet Purchased	$(54,657)	$(50,505)	$—	$(105,162)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Written Swaptions	$—	$(14,482)	$—	$(14,482)
Futures Contracts*
Unrealized Appreciation	10,704	—	—	10,704
Unrealized Depreciation	(18,278)	—	—	(18,278)
Forward Contracts*
Unrealized Appreciation	—	602	—	602
Unrealized Depreciation	—	(729)	—	(729)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(1,019)	—	(1,019)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	62	—	62
Unrealized Depreciation	—	(222)	—	(222)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	6,514	—	6,514
Unrealized Depreciation	—	(7,220)	—	(7,220)
Reverse Repurchase Agreements	—	(86,115)	—	(86,115)
Total Other Financial Instruments	$(7,574)	$(102,609)	$—	$(110,183)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Consolidated Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

GLOSSARY

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PHP — Philippines Peso

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

EUR001M — 1 Month EURIBOR Rate

EUR003M — 3 Months EURIBOR Rate

EURIBOR — Euro London Interbank Offered Rate

FED FUNDS — Federal Funds Effective Rate

G10 — Group of Ten

H15T5Y — 5 Year US Treasury Yield Curve

Constant Maturity Rate

IO — Interest Only

OTC — Over the Counter

PIK — Payment-in-Kind

PPP — Purchasing Power Parity Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-Day Average

SONIA — Sterling Overnight Index Average

SONIA/N — Sterling Overnight Index Average index with a lookback period of 'N' days

SPDR — Standard & Poor's Depository Receipt TBA — To Be Announced

TSFR1M — 1 Month CME Term Secured Overnight Financing Rate

TSFR3M — 3 Month CME Term Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES ($ Thousands)

Assets:
Investments, at Fair Value (Cost $3,552,868)	$3,678,404
Foreign Currency, at Fair Value (Cost $653)	679
OTC Swap Contracts, at Fair Value (Premiums Paid $14)	6,528
Cash	202,322
Cash Pledged as Collateral for Short Positions	44,375
Cash Pledged as Collateral for Swap Contracts	39,004
Cash Pledged as Collateral for Futures Contracts	31,952
Receivable for Investments Sold	24,949
Dividend and Interest Receivable	12,496
Receivable for Capital Shares Sold	2,767
Variation Margin Receivable for Centrally Cleared Swap Contracts	1,924
Unrealized Appreciation on Forward Foreign Currency Contracts	602
Reclaim Receivable	2
Prepaid Expenses	80
Total Assets	4,046,084
Liabilities:
Payable for Investment Securities Purchased	$2,044,969
Securities Sold Short, at Fair Value (Proceeds $102,886)	105,162
Reverse Repurchase Agreements	86,115
Written Options and Swaptions, at Fair Value (Premiums Received $–)	14,482
OTC Swap Contracts, at Fair Value (Premiums Received $1,916)	10,155
Variation Margin Payable for Futures Contracts	7,577
Payable for Capital Shares Redeemed	2,113
Variation Margin Payable for Centrally Cleared Swap Contracts	2,060
Payable Due to Adviser	1,401
Repurchase Agreements Payable	821
Unrealized Depreciation on Forward Foreign Currency Contracts	729
Payable Due to Administrator	106
Chief Compliance Officer Fees Payable	14
Distribution Fees Payable (Class A)	11
Other Accrued Expenses and Other Payables	182
Total Liabilities	2,275,897
Commitments and Contingencies†
Net Assets	$1,770,187

†	See Note 7 in the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES ($ Thousands) (1)

Net Assets Consist of:
Paid-in Capital	$1,728,470
Total Distributable Earnings	41,717
Net Assets	$1,770,187
Class A Shares:
Net Assets	$56,132
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	5,020,739
Net Asset Value, Offering and Redemption Price Per Share	$11.18	‡
Maximum Offering Price Per Share
($11.18/95.00%)	$11.77
Class I Shares:
Net Assets	$1,714,055
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	152,314,746
Net Asset Value, Offering and Redemption Price Per Share	$11.25	‡

(1)	Amounts shown In Thousands with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share.
‡	Net Assets divided by Shares do not calculate to the stated NAV due to Net Assets and Shares being rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND FOR THE SIX MONTHS ENDED JUNE 30, 2025 (Unaudited)

CONSOLIDATED STATEMENT OF OPERATIONS ($ Thousands)

Investment Income:
Dividends	$471
Interest	46,750
Less: Foreign Taxes Withheld	(385)
Total Investment Income	46,836
Expenses:
Investment Advisory Fees	11,662
Administration Fees	667
Distribution Fees (Class A)	72
Trustees' Fees	19
Chief Compliance Officer Fees	3
Dividend and Interest Expense on Securities Sold Short	3,791
Transfer Agent Fees	660
Pricing Fees	125
Printing Fees	120
Legal Fees	101
Audit Fees	101
Custodian Fees	72
Registration and Filing Fees	23
Other Expenses	60
Total Expenses	17,476
Less:
Investment Advisory Fee Waiver	(92)
Recovery of Investment Advisory Fees Previously Waived	750
Net Expenses	18,134
Net Investment Income	28,702
Net Realized Gain (Loss) on:
Investments	300
Purchased Options and Swaptions	(14,008)
Written Options and Swaptions	(5,312)
Securities Sold Short	685
Futures Contracts	163
Swap Contracts	(36,646)
Foreign Currency Transactions	(76)
Forward Currency Exchange Contracts	(668)
Net Realized Loss	(55,562)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	66,485
Purchased Options and Swaptions	(563)
Written Options and Swaptions	4,312
Securities Sold Short	286

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND FOR THE SIX MONTHS ENDED JUNE 30, 2025 (Unaudited)

CONSOLIDATED STATEMENT OF OPERATIONS ($ Thousands)

Futures Contracts	$(26,175)
Swap Contracts	2,975
Foreign Currency Translation	(711)
Forward Currency Exchange Contracts	(474)
Net Change in Unrealized Appreciation	46,135
Net Realized and Unrealized Loss on Investments	(9,427)
Net Increase in Net Assets Resulting from Operations	$19,275

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net Investment Income	$28,702	$51,653
Net Realized Loss	(55,562)	(16,241)
Net Change in Unrealized Appreciation	46,135	40,721
Net Increase in Net Assets Resulting from Operations	19,275	76,133
Distributions:
Class A Shares	–	(1,376)
Class I Shares	–	(46,699)
Total Distributions	–	(48,075)
Capital Share Transactions:
Class A Shares
Issued	11,471	32,788
Reinvestment of Dividends	–	1,336
Redeemed	(19,944)	(20,238)
Net Increase (Decrease) in Net Assets from Class A Share Transactions	(8,473)	13,886
Class I Shares
Issued	250,959	1,052,813
Reinvestment of Dividends	–	43,507
Redeemed	(487,878)	(623,551)
Net Increase (Decrease) in Net Assets from Class I Share Transactions	(236,919)	472,769
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(245,392)	486,655
Total Increase/(Decrease) in Net Assets	(226,117)	514,713
Net Assets:
Beginning of Year/Period	1,996,304	1,481,591
End of Year/Period	$1,770,187	$1,996,304
Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Share Transactions:
Class A Shares
Issued	1,037,113	2,952,212
Reinvestment of Distributions	–	120,662
Redeemed	(1,799,193)	(1,818,918)
Net Increase/(Decrease) in Shares Outstanding from Class A Share
Transactions	(762,080)	1,253,956
Share Transactions:
Class I Shares
Issued	22,555,694	94,230,884
Reinvestment of Distributions	–	3,909,060
Redeemed	(43,866,450)	(55,780,898)
Net Increase/(Decrease) in Shares Outstanding from Class I Share
Transactions	(21,310,756)	42,359,046

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

									Class A Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020
Net Asset Value, Beginning of Year/Period	$11.07		$10.86		$10.68		$10.78		$9.77	$10.22
Income from Investment Operations:
Net Investment Income (Loss)**	0.17		0.32		0.38		0.19		(0.07)	0.02
Net Realized and Unrealized Gain (Loss)	(0.06)		0.14		0.17		0.13		1.40	(0.43)

Total from Investment Operations	0.11		0.46		0.55		0.32		1.33	(0.41)

Dividends and Distributions:
Net Investment Income	–		(0.23)		(0.37)		(0.30)		(0.32)	(0.04)
Capital Gains	–		(0.02)		–		(0.12)		–	–
Total Dividends and Distributions	–		(0.25)		(0.37)		(0.42)		(0.32)	(0.04)

Net Asset Value, End of Year/Period	$11.18		$11.07		$10.86		$10.68		$10.78	$9.77

Total Return‡	0.99	%†	4.24%		5.16%		3.01%		13.62%	(3.99)%

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$56,132		$64,015		$49,176		$29,069		$7,891	$7,036
Ratio of Expenses to Average Net Assets	2.19	%(1)††	1.95	%(1)	1.94	%(1)	2.14	%(1)	2.17%	2.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.11	%††	1.92%		1.96%		2.31%		3.49%	3.42%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.01	%††	2.84%		3.46%		1.70%		(0.66)%	0.22%
Portfolio Turnover Rate	310	%†	987%		768%		216%		183%	244%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

**	Per share data calculated using average shares method.
‡	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.
(1)	The Fund incurred dividend and interest expense on securities sold short and reverse repurchase agreements. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2025 and years ended December 31, 2024, December 31, 2023 and December 31, 2022 would have been 1.79%, 1.73%, 1.75% and 1.78%, respectively.

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

									Class I Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020
Net Asset Value, Beginning of Year/ Period	$11.13		$10.91		$10.72		$10.82		$9.80	$10.25

Income from Investment Operations:
Net Investment Income (Loss)**	0.17		0.32		0.39		0.18		(0.05)	0.04
Net Realized and Unrealized Gain (Loss)	(0.05)		0.18		0.19		0.16		1.42	(0.41)

Total from Investment Operations	0.12		0.50		0.58		0.34		1.37	(0.37)

Dividends and Distributions:
Net Investment Income	–		(0.26)		(0.39)		(0.32)		(0.35)	(0.08)
Capital Gains	–		(0.02)		–		(0.12)		–	–
Total Dividends and Distributions	–		(0.28)		(0.39)		(0.44)		(0.35)	(0.08)

Net Asset Value, End of Year/Period	$11.25		$11.13		$10.91		$10.72		$10.82	$9.80

Total Return‡	1.08	%†	4.55%		5.44%		3.16%		13.96%	(3.65)%

Ratios and Supplemental Data
Net Assets, End of Year/ Period (Thousands)	$1,714,055		$1,932,289		$1,432,415		$686,865		$155,191	$121,667
Ratio of Expenses to Average Net Assets	1.94	%(1)††	1.70	%(1)	1.69	%(1)	1.89	%(1)	1.94%	2.16%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.86	%††	1.67%		1.71%		2.07%		3.26%	3.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.08	%††	2.88%		3.52%		1.69%		(0.43)%	0.46%
Portfolio Turnover Rate	310	%†	987%		768%		216%		183%	244%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND

**	Per share data calculated using average shares method.
‡	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.
(1)	The Fund incurred dividend and interest expense on securities sold short and reverse repurchase agreements. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2025 and years ended December 31, 2024, December 31, 2023 and December 31, 2022 would have been 1.53%, 1.47%, 1.50% and 1.53%, respectively.

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
JUNE 30, 2025
(Unaudited)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 46 funds. The financial statements herein are those of the FS Multi-Strategy Alternatives Fund (the “Fund”). The Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies. The Fund seeks to provide shareholders with positive absolute returns over a complete market cycle. The Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. The financial statements of the remaining funds of the Trust are presented separately. The assets of the fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund commenced investment operations on May 16, 2017.

As of June 30, 2025, the Fund had one wholly-owned subsidiary, FS Alternatives Fund (Cayman) (the “Subsidiaries”), through which the Fund may gain exposure to commodities. The audited consolidated financial statements include both the Fund’s accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates —The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third- party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures (the "Fair Value Procedures") until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with the Fair Value Procedures established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represent fair value.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, swaptions contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Significant Event may relate to a single issuer or to an entire market sector. If FS Fund Advisor, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices determined by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

●	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended June 30, 2025, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2025, the Fund did not have any unrecognized tax benefits or liabilities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Consolidated Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period is presented on the Consolidated Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedule of Investments for details regarding open forward foreign currency contracts as of June 30, 2025.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Futures Contracts — The Fund utilized futures contracts during the six months ended June 30, 2025. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Bank of America, Goldman Sachs and Deutsche Bank. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts may be marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statement of Assets and Liabilities.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps, interest rate swaps, equity swap contracts and credit default swaps. To the extent consistent with its investment objective and strategies, the Fund uses swap contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

The Fund may use credit default swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. As of June 30, 2025, the Fund has entered into interest rate swap contracts as shown on the Consolidated Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At year end, the Consolidated Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Consolidated Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. As of June 30, 2025, the Fund has entered into total return swap contracts as shown on the Consolidated Schedule of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Consolidated Statement of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities.

Options/Swaptions Written/Purchased — The Fund may purchase and write put and call options/swaptions on indices and enter into related closing transactions. To the extent consistent with its investment objective and strategies, the Fund uses options/swaptions for tactical hedging purposes as well as to enhance the Fund’s returns. Additionally, the Fund uses options/swaptions to create long or short equity exposure without investing directly in equity securities. A put option/swaption on a security gives the purchaser of the option/swaption the right to sell, and the writer of the option/swaption the obligation to buy, the underlying security at any time during the option/swaption period for American options/swaptions and only at the expiration date for European options/swaptions. A call option/swaption on a security gives the purchaser of the option/swaption the right to buy, and the writer of the option/swaption the obligation to sell, the underlying security at any time during the option/swaption period for American options and only at the expiration date for European options/swaptions. The premium paid to the writer is the consideration for undertaking the obligations under the option/swaption contract. The market value of an option/swaption generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Consolidated Statement of Operations. Risks associated with options/swaptions transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options/swaptions and the securities underlying them; (iii) there may not be a liquid secondary market for options/swaptions; and (iv) while a Fund will receive a premium when it writes covered call options/swaptions, it may not participate fully in a rise in the market value of the underlying security.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

The Fund held written/purchased options/swaptions contracts as of and during the six months ended June 30, 2025.

Mortgage-Backed To-Be-Announced Securities — The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Consolidated Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, the Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Consolidated Statement of Assets and Liabilities. The Fund maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Dividends and Distributions to Shareholders — The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of June 30, 2025, is as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on futures contracts	$4,679	†	Unrealized depreciation on futures contracts	$598	†
	Unrealized appreciation on swap contracts	2,188	†	Unrealized depreciation on swap contracts	1,901	†
	Options and Swaptions purchased, at value	18,321		Options and Swaptions written, at value	14,482
Commodity Contracts	Unrealized appreciation on swap contracts	1,336	†	Unrealized depreciation on swap contracts	135	†
Equity Contracts	Unrealized appreciation on futures contracts	6,025	†	Unrealized depreciation on futures contracts	17,680	†
	Unrealized appreciation on swap contracts	2,211	†	Unrealized depreciation on swap contracts	4,523	†
	Options and Swaptions purchased, at value	8,965		Options and Swaptions written, at value	–
Credit Contracts	Unrealized appreciation on swap contracts	–		Unrealized depreciation on swap contracts	1,019	†
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	602		Unrealized depreciation on forward foreign currency contracts	729
	Unrealized appreciation on swap contracts	841	†	Unrealized depreciation on swap contracts	883	†
Total derivatives not accounted for as hedging instruments		$45,168			$41,950

†	Includes cumulative appreciation (depreciation) of futures contracts and swap contracts as reported in the Consolidated Schedule of Investments. Market Value is reported within the Consolidated Statement of Assets and Liabilities for swap contracts that have paid premiums. Current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2025, was as follows:

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

The amount of realized gain (loss) on derivatives recognized in income ($ Thousands):

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options and Swaptions	Written Options and Swaptions	Total
Interest rate contracts	$(2,023)	$—	$(17,441)	$(15,781)	$14,630	$(20,615)
Foreign exchange contracts	—	(668)	10,019	—	—	9,351
Credit contracts	—	—	(99)	—	—	(99)
Equity contracts	2,186	—	(26,129)	1,773	(19,942)	(42,112)
Commodity contracts	—	—	(2,996)	—	—	(2,996)
Total	$163	$(668)	$(36,646)	$(14,008)	$(5,312)	$(56,471)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($ Thousands):

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options and Swaptions	Written Options and Swaptions	Total
Interest rate contracts	$(30,498)	$—	$(2,945)	$(1,039)	$4,312	$(30,170)
Foreign exchange contracts	—	(474)	(592)	—	—	(1,066)
Credit contracts	—	—	(1,181)	—	—	(1,181)
Equity contracts	4,323	—	6,932	476	—	11,731
Commodity contracts	—	—	761	—	—	761
Total	$(26,175)	$(474)	$2,975	$(563)	$4,312	$(19,925)

The following discloses the volume of the Fund’s forward foreign currency contracts, futures contracts, swap contracts, options and swaptions contracts activity during the six months ended June 30, 2025.

For the six months ended June 30, 2025, the average market value amount of forward foreign currency contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$7,270
Average Quarterly Market Value Balance Short	19,354

For the six months ended June 30, 2025, the average market value amount of futures contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$27,987
Average Quarterly Market Value Balance Short	3,041,743

For the six months ended June 30, 2025, the average market value amount of interest rate swap contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$18,281
Average Quarterly Market Value Balance Short	19,625

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

For the six months ended June 30, 2025, the average market value amount of credit default swap contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$1,495
Average Quarterly Market Value Balance Short	—

For the six months ended June 30, 2025, the average market value amount of total return swap contracts held by the Fund was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$1,500,502
Average Quarterly Market Value Balance Short	1,501,652

For the six months ended June 30, 2025, the average market value amount of options contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$15,586
Average Quarterly Market Value Balance Short	2,136

For the six months ended June 30, 2025, the average market value amount of swaptions contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$13,423
Average Quarterly Market Value Balance Short	13,514

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged by counterparty of the Fund as of June 30, 2025 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swaps Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swaps Contracts	Reverse Repurchased Agreements	Total Over the Counter	Net Amount	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$-	$-	$-	$-	$-	$-	$130	$54,619	54,749	$(54,749)	$8,188	$(46,561)
BNP Paribas	-	-	13	13	-	-	-	-	-	13	-	13
Citibank	-	-	-	-	-	-	-	1,596	1,596	(1,596)	-	(1,596)
Deutsche Bank	-	-	-	-	-	-	74	-	74	(74)	-	(74)
Goldman Sachs	-	8,885	4,631	13,516	-	-	1,991	-	1,991	11,525	-	11,525
JPMorgan Chase	-	-	-	-	-	-	2,492	29,900	32,392	(32,392)	5,600	(26,792)
Macquarie Bank Limited	602	-	-	602	729	-	5	-	734	(132)	132	-
Morgan Stanley	-	-	871	871	-	-	1,593	-	1,593	(722)	722	-
Nomura	-	14345	828	15,173	-	14,482	-	-	14,482	691	-	691
Societe Generale	-	-	171	171	-	-	1,274	-	1,274	(1,103)	1,103	-
UBS	-	-	-	-	-	-	680	-	680	(680)	680	-
	$602	$23,230	$6,514	$30,346	$729	$14,482	$8,239	$86,115	$109,565	(79,219)	$16,425	$(62,794)

(1)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2025, the Fund accrued Administration fees of ($ Thousands) $667 for these services.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Pursuant to the Amended and Restated Distribution and Service Plan, the Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Fund Class I shares are not subject to 12b-1 fees.

7. Investment Advisory Agreement and Investment Sub-Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.25% of the Fund’s average daily net assets until April 30, 2026. Refer to waiver of investment advisory fees and reimbursement from Adviser on the Consolidated Statement of Operations for fees waived for the six months ended June 30, 2025. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on April 30, 2026.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

For the six months ended June 30, 2025, the Adviser recaptured previously waived fees of ($ Thousands) $750.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

The following table describes the amounts accrued pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay for the six months ended June 30, 2025. These amounts may be subject to conditional repayment by the Fund as described below ($ Thousands).

	Expiring Years Ended December 31
2025	2026	2027	2028
$373	$354	$—	$92

The Fund seeks to achieve its investment objective through a multi-manager approach by which the Adviser allocates the assets of the Fund among a number of (i) asset managers (the “Underlying Managers”) that directly manage a portion of the Fund assets in alternative investment strategies, and (ii) alternative beta providers (“Alternative Beta Providers”) that offer the Fund exposure to the “beta” portion — or market-related portion — of the returns of particular investment strategies (“Alternative Beta Strategies”). The Underlying Managers each serve as sub-advisers to the Fund. The Alternative Beta Providers provide the Fund with exposure to Alternative Investment Strategies but are not sub-advisers to the Fund.

The Adviser engages the following entities as Underlying Managers to provide investment management services to the Fund: MidOcean Credit Fund Management, L.P., Magnetar Asset Management LLC, Mariner Investment Group LLC, and Waterfall Asset Management, LLC.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended June 30, 2025, were as follows ($ Thousands):

Purchases
U.S. Government	$8,351,677
Other	380,046
Sales
U.S. Government	$8,004,532
Other	366,021

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings/(Loss) and Paid-in Capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

The tax character of distributions declared during the years ended December 31, 2024 and 2023, were as follows ($ Thousands):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$41,952	$6,123	$48,075
2023	48,343	—	48,343

As of December 31, 2024, the components of distributable earnings on a tax basis were as follows ($ Thousands):

Undistributed Long-Term Capital Gain	$2,915
Post-October Losses	(3,587)
Other Temporary Differences	(6,391)
Unrealized Appreciation (Depreciation)	29,505
Total Distributable Earnings	$22,442

During the year ended December 31, 2024, the Fund utilized ($ Thousands) $17,486, in capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses from wash sales, constructive sales gain adjustments, and Section 305(c) basis adjustment, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2025, were as follows ($ Thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,552,868	$130,333	$(4,797)	$125,536

10. Concentration of Risks:

Unless otherwise specified, references below to investments by the Fund refer to direct investments made or held by the Fund and/or indirect investments to which the Fund may have exposure through an Alternative Beta Strategy (i.e., a strategy that offers a Fund exposure to the “beta” portion -- or market-related portion -- of the returns of particular investment strategies).

Derivatives Risk — The Fund may invest in Financial Instruments, including swap agreements, futures contracts, forwards and other derivative instruments, that may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Fund may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Equity Risk — The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. A variety of factors can negatively impact the value of equity securities, including factors affecting individual companies, industries, securities markets or economies.

Market Risk — Investments in securities, in general, are subject to market risks, including increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser or Wilshire. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Credit/Default Risk — An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and principal when due or default on any other obligation, which may impair the liquidity and value of the Fund’s investment. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.

Foreign Investments and Emerging Markets Risk — The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

Multi-Manager and Allocation Risk — The success of the Fund’s investment strategy depends on, among other things, the Adviser’s ability, based on recommendations from Wilshire, to select Underlying Managers, Alternative Beta Providers and Alternative Investment Strategies to implement the Fund’s investment objective and the Adviser’s success in allocating assets, based on recommendations from Wilshire, to those Underlying Managers and Alternative Beta Providers. The Fund’s Underlying Managers and/or Alternative Beta Strategies may underperform the market generally or underperform other investment managers that could have been selected for the Fund. In addition, some Underlying Managers may have little or no experience managing assets for an open-end fund, which is different from the hedge funds and similar vehicles with which most Underlying Managers have expertise. Mutual funds, unlike hedge funds (with which the Underlying Managers are experienced), are subject to daily inflows and outflows of securities and cash and are subject to certain legal and tax-related restrictions on their investments and operations, including, for example, restrictions on illiquid investments and leverage. Accordingly, an Underlying Manager may not be able to achieve the level of returns for the Fund that the Underlying Manager would be able to achieve if it were managing the same strategy in a hedge fund or similar investment vehicle.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Loans and Other Direct Indebtedness Risk — Investments in loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding loans and loans may be difficult to value. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a loan. Loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations, increased risk of price volatility, increased risk of illiquidity and other risks.

Commodities Risk — To the extent that the Fund gains exposure to the commodities markets, such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of certain commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Currency Risk — The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Structured Products and Structured Notes Risk — A structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique.

Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

Fixed Income Risk — The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Mortgage-Backed and Other Asset-Backed Securities Risk — MBS and other ABS are subject to Credit/Default Risk, Interest Rate Risk, and Prepayment Risk, which are discussed elsewhere in this “Principal Risks” section, as well as the risk of declining values of underlying collateral assets. Small movements in interest rates may dramatically affect the value of certain mortgage- and asset-backed securities. The following provides additional information on certain of these and other risks associated with investments in MBS and ABS.

General MBS Risk. MBS may experience significantly greater price and yield volatility than traditional debt securities. In some cases, price and yield volatility in MBS can be substantial, including the potential for a complete loss of expected future cashflow based on the prepayment behavior of underlying borrowers. The price and yield sensitivity of IO and principal-only securities may be much greater than that of the underlying pass-through security with respect to unanticipated changes in prepayments, interest rates and other factors.

Prepayment rates for underlying borrowers are a key determinant of the cash flow behavior of MBS generally, and for IO bonds in particular, and are influenced by changes in current interest rates and a variety of other factors including but not limited to economic, geographic, social, and other factors, which cannot be predicted with certainty. Both adjustable-rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lower rate of principal prepayments in an increasing interest rate environment. Changes in prepayment behavior of underlying borrowers is often to the detriment of MBS. Prepayment volatility is an important risk factor for holders of MBS, and may materially impact the performance of the Fund including the potential for a complete loss of expected future cashflows on IO investments.

Agency MBS Risk. Agency MBS are subject to all risks generally applicable to MBS, but protection from credit losses is generally subject to a guarantee from the issuing or guaranteeing U.S. government agency. There is no guarantee that such credit support will exist in the future. Further, this guarantee is not intended to protect against non-credit related investment losses, including but not limited to the impact of loan prepayment behavior, interest rate movements, reduction in interest proceeds, changes in the timing of principal repayment and other factors not explicitly related to a credit loss. No agency guarantee should be viewed as a complete protection against capital depreciation.

Non-Agency Residential MBS/Commercial MBS/ABS (“Non-Agency Assets”) Risk. Non-Agency Assets are not issued by U.S. government agencies or instrumentalities, but by private entities such as banks, savings and loans, mortgage bankers, securitization vehicles and other nongovernmental issuers, and are not guaranteed by the U.S. government or any agency. Accordingly, Non-Agency Assets are subject to heightened risk of loss, including but not limited to the loss of principal or credit risk.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Event-Driven Trading Risk — The Fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.

Convertible Securities Risk — If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. “Mandatory” convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock.

Swap Agreements Risk — In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Prepayment Risk — The Fund faces prepayment risk with respect to certain fixed-income investments. When interest rates fall, certain fixed income obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields, potentially reducing overall Fund returns.

Model and Technology Risk — The Adviser, Underlying Managers, and Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external sources.

Arbitrage Strategies Risk — The Fund may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If there is a perception that the proposed transaction will not be consummated or will be delayed, the market price of the security may decline sharply.

The Fund may also employ convertible arbitrage investing strategies, which involve investing in convertible securities that appear incorrectly valued relative to their theoretical value. Convertible arbitrage strategies generally involve spreads between two or more positions. To the extent the price relationships between such positions remain constant, no gain or loss on the position will occur. Such positions do, however, entail a substantial risk that the price differential could change unfavorably, causing a loss. The success of convertible arbitrage investing activities will depend on the Adviser’s and/or an Underlying Manager’s ability to identify and exploit price discrepancies in the market. Identification and exploitation of market opportunities involve uncertainty. No assurance can be given that the Adviser and/or an Underlying Manager will be able to locate investment opportunities or to correctly exploit price discrepancies.

High Portfolio Turnover Risk — Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

Volatility Risk — The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Counterparty Risk — The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk) — To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Small- or mid-cap capitalization stocks may be more volatile and more affected by sector or market events than larger-capitalization stocks.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Short Sales Risk — A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.

Hedging Transactions Risk — The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non-traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Risks also exist that Underlying Managers may fail to fully adhere to stated or agreed-upon investment strategies and goals. An Underlying Manager may make certain changes to the strategies that the manager has previously used, may not use such strategies at all, may use additional strategies or may lose a license permitting the use of a proprietary model. Such changes may not be fully disclosed to the Fund’s Board of Trustees or the Adviser. As a result, the Fund’s portfolio could correlate with broader securities markets more closely than anticipated, or may otherwise fail to achieve desired performance.

Alternative Beta Strategies seek to generate returns through exposure to portfolios of risky assets that are selected based on non-traditional criteria. These strategies may involve elevated risk insofar as they may not involve detailed, issuer-specific fundamental analysis. Alternative Beta Strategies may give the Fund exposure to individual issuers that face significant operational, financial, regulatory or other challenges.

Rule 144A and Other Exempted Securities Risk — The Fund may invest in privately placed and other securities or instruments exempt from Securities and Exchange Commission (“SEC”) registration (collectively “private placements”), subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect adversely the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

In addition, the Fund may seek exposure to Regulation S Securities through investment in one or more Subsidiaries. Regulation S securities may be less liquid than publicly traded securities as a result of legal or contractual restrictions on resale. Regulation S Securities may be resold in privately negotiated transactions but the price realized in such resales could be less than the amount originally paid. Further, because Regulation S Securities are not publicly traded, they may not be subject to the same disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

Valuation Risk — The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Leverage Risk — Leverage occurs when the Fund directly or indirectly increases its assets available for investment using borrowings, short sales, Financial Instruments, or similar instruments or techniques. The use of leverage may make any change in the Fund’s NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Fund will lose more than it has invested or the margin it supplies to its counterparty on the instrument. Leverage can also create interest or other transactional expenses that may lower the Fund’s overall returns. The use of leverage may cause the Fund to liquidate portfolio positions at disadvantageous times in order to satisfy its obligations or to meet any asset segregation or position coverage requirements.

Cyber Security and Operational Risk — The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders.

Issuer Risk — An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, the spread of infectious illness (including epidemics and pandemics) or other events, conditions or factors.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Liquidity Risk — Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Regulatory Risk — Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

Tax Risk — To comply with its asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The Fund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service (“IRS”) as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with the Fund’s calculation under the asset diversification test which could cause the Fund to fail to qualify as a RIC.

The tax treatment of certain commodity investments and derivative instruments in which the Fund may invest may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could cause the Fund to become subject to federal income tax, thereby diminishing the returns for shareholders.

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the fund’s investment at $1.00 per share.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Custody Risk — The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Subsidiary Risk — By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Non-U.S. Government Securities Risk — Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Real Estate-Related Investment Risk — Investments in REITs and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. U.S. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

Highly Leveraged Transactions Risk — The loans or other debt instruments in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or other debt instruments that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Non-Diversification Risk — The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Activist Strategies Risk — The Fund may purchase securities of companies that are the subject of proxy contests or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company’s securities to increase. There is a risk that the market price of the company’s securities will fall if the proxy contest, or the new management, is not successful.

Exchange-Traded Product Risk — The Fund may invest in long (or short) positions in ETFs, ETVs and ETNs (collectively with ETFs and ETVs, “ETPs”). Through its positions in ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase), and will bear its proportionate share of the ETP’s fees and expenses. In addition, certain of the ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Limited Capacity Risk — Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund’s assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund.

Preferred Stock Risk — Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Fund. Such issuers may not have the funds to meet their payment obligations in the future.

Contracts for Differences Risk — As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. There may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. Adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract may be reduced. To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Fund’s financial risk.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Unregistered Fund Risk — Unlike the Fund, unregistered funds are not subject to the investor protections provided under the 1940 Act. Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the 1940 Act. The Fund’s performance is subject to the risks associated with the securities and other investments held by an unregistered fund in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of an unregistered fund to achieve its investment objectives. When the Fund invests in an unregistered fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the unregistered fund’s expenses.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

As part of the Fund’s investments in unregistered funds, the Fund may invest in limited partnership interests. There may be fewer protections afforded to investors in a limited partnership than investors in a corporation. In addition, limited partnerships may be subject to state taxation in certain jurisdictions which may reduce the amount of income paid by the limited partnership to its investors. In addition, investments in limited partnerships may be illiquid and may not have daily pricing information available for their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Warrants and Rights Risk — Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

11. Concentration of Shareholders:

At June 30, 2025, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Class A	1	62%
Class I	4	67%

12. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

13. Recent Accounting Pronouncements:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as theh Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

14. Subsequent Events:

The Fund has evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2025 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

Director	Votes For	Votes Withheld	Proposal Passing
(a.) John G. Alshefski	1,662,873,478	5,330,326	Yes
(b.) Jon C. Hunt	1,574,558,027	93,645,777	Yes
(c.) Thomas P. Lemke	1,627,701,282	40,502,522	Yes
(d.) Nichelle Maynard-Elliott	1,642,537,284	25,666,520	Yes
(e.) Jay C. Nadel	1,647,431,408	20,772,396	Yes
(f.) Randall S. Yanker	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Future Standard

P.O. Box 588

Portland, ME 04112

1-877-924-4766

Adviser:

FS Fund Advisor, LLC

201 Rouse Boulevard

Philadelphia, PA 19112

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CHI-SA-002-0400

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)              The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)              There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)         A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 4, 2025